United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/24

Date of Reporting Period: 03/31/24

Item 1.	Reports to Stockholders

Annual Shareholder Report
March 31, 2024

Share Class | Ticker	A | FRSAX	Institutional | FFRSX	R6 | FFRLX

Federated Hermes Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2023 through March 31, 2024. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2024, was 8.68% for the Class A Shares, 8.95% for the Institutional Shares and 8.97% for the Class R6 Shares. The 8.97% total return for the Class R6 Shares during the reporting period consisted of 8.62% of dividends and reinvestments and 0.35% of appreciation in the net asset value of the shares. The ICE BofA US 3-Month Treasury Bill Index (BA3MT),1 the Fund’s broad-based securities market index, had a total return of 5.24%, and the Fund’s custom blended index (55% Credit Suisse Leveraged Loan Index (CSLLI)/30% ICE BofA 1-Year US Treasury Note Index (BA1YT)/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (BA1MD) (“Blended Benchmark”)2 had a total return of 8.87% for the same reporting period. The Fund’s total return during the reporting period reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BA3MT or the Blended Benchmark.
During the reporting period, the primary components of the Fund’s investment strategy which affected performance relative to the Blended Benchmark3 were: (a) allocation of Fund assets among the following three broad sectors: domestic noninvestment-grade,4 domestic investment-grade and foreign;5 and (b) the selection of securities within each of the Fund’s sectors.
The Fund may pursue its investment objective by investing primarily in Federated Hermes Core Funds including Bank Loan Core Fund (the “Underlying Fund”), a portfolio of Federated Hermes Core Trust. As such, the discussion of significant factors below may primarily reflect the performance of the Fund’s investment in the Underlying Fund.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the Blended Benchmark.
MARKET OVERVIEW
Two major themes drove investment returns for the Fund’s assets during the reporting period. First was the performance of the U.S. economy. At the beginning of the period, there was a high level of concern about the economy as Federal Reserve (the “Fed”) policy was extremely restrictive as it sought to combat high inflation brought about by the prior period’s stimulative fiscal and monetary policy actions in reaction to the global pandemic. However, the economy proved to be more resilient than anticipated and generated strong growth on the back of higher than expected job creation. Second was the direction of interest rates during the fiscal year. Early in the reporting period and in response to still stubbornly high inflation, the Fed continued its path of restrictive monetary policy with two additional increases in the federal funds target rate resulting in a range of 5.25%-5.50% at its July 2023 meeting. As time passed, inflationary pressures declined leading the Fed to pause. In
Annual Shareholder Report

reaction to the decline in inflation and perhaps fears of a weakening economy, markets began to anticipate an easing in Fed policy and reductions in the federal funds target rate, at one point anticipating as many as six reductions in calendar year 2024. However, by the end of the period, the strength in the economy had caused the market to scale back the number of anticipated cuts in 2024 to between two and three reductions in the federal funds target rate.
These two major themes had two implications for the Fund’s targeted assets. First, the strong economy caused credit spreads to tighten during the fiscal year positively impacting the credit sensitive assets held by the Fund. For example, the 3-year discount margin on the CSLLI declined from 609 basis points at the beginning of the reporting period to 509 basis points at the end of the period.6,7 Also, the average price on the CSLLI increased from $92.67 to $96.01. Second, the CME 3-Month Term Secured Overnight Financing Rate, a forward-looking measurement of the Secured Overnight Financing Rate (SOFR), utilized by most of the Fund’s assets as a base rate, rose early in the period and remained at a high level throughout the balance of the fiscal year. For example, SOFR began the reporting period at 4.91% and ended the period at 5.30%. This resulted in the Fund’s assets generating attractive interest rate returns during the period. However, the relatively high discount margins coupled with the higher than anticipated SOFR caused increasing concerns about rising default rates on leveraged loans8 driven not by a weakening economy but by the dramatic increase in interest expense being paid by leveraged loan issuers in response to the increase in interest rates.
SECTOR ALLOCATION
The Fund’s sector weightings were a positive contributor to performance relative to the Blended Benchmark. In general, the Fund’s assets were positioned with an overweight to the riskier domestic noninvestment-grade sector specifically in leveraged loans and an underweight to the higher quality domestic investment-grade sector during the fiscal year. The CSLLI returned 12.40% over the period compared to the 4.30% return for the BA1YT and the 8.87% return for the Fund’s Blended Benchmark.
SECURITY SELECTION
Security selection was an overall positive contributor to the Fund’s total return relative to the Blended Benchmark. This was especially true in the domestic investment-grade portion of the portfolio where investment-grade loans, CLOs and corporate bonds outperformed the BA1YT. Also, in the international portion of the portfolio, holdings of trade finance, leveraged loans and international bonds all outperformed the BA1MD. The Fund was negatively impacted by security selection in the domestic noninvestment-grade portion of the Fund’s portfolio as leveraged loans as well as high yield bonds held by the Fund failed to keep up with the 12.40% return for the CSLLI. Specific leveraged loans that substantially underperformed relative to the CSLLI included: Carestream Dental, Diebold Nixdorf, Osteon Merger, MLN US
Annual Shareholder Report

Holdco and Atlas Purchaser. Specific leveraged loans that substantially outperformed relative to the CSLLI included: EPV Merger Sub, City Brewing, National Mentor Holdings, Mitchell International and Core Logic.
1
Please see the footnotes to the line graph below for definitions of, and further information about, the BA3MT.
2
Please see the footnotes to the line graph below for definitions of, and further information about, the Blended Benchmark.
3
The impact of these factors on Fund performance relative to the index is discussed below and in terms of Fund gross performance (i.e., without regard to actual cash flows, transaction costs and other expenses).
4
Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5
International investing involves special risks including currency risks, increased volatility, political risks and differences in auditing and other financial standards.
6
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
7
Variable and floating rate loans and securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating-rate loans and securities generally will not increase in value as much as fixed-rate debt instruments if interest rates decline.
8
In addition to the risks generally associated with debt instruments such as credit, market, interest rate, liquidity and derivatives risk, leveraged loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Floating Rate Strategic Income Fund (the “Fund”) from March 31, 2014 to March 31, 2024 compared to the ICE BofA US 3-Month Treasury Bill Index (BA3MT),2,3 and a blend of indexes comprised of 55% Credit Suisse Leveraged Loan Index (CSLLI)4 /30% ICE BofA 1-Year US Treasury Note Index (BA1YT)5 /15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (BA1MD)6 (the “Blended Benchmark”). The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2024

◾ Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Returns table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns Table for the Period Ended 3/31/2024
(returns reflect all applicable sales charges as specified below in footnote #1)
	1 Year	5 Year	10 Year
Class A Shares	7.57%	2.37%	2.68%
Institutional Shares	8.95%	2.82%	3.09%
Class R6 Shares[7]	8.97%	2.85%	3.07%
BA3MT	5.24%	2.02%	1.38%
Blended Benchmark	8.87%	3.79%	3.14%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund’s performance assumes the reinvestment of all dividends and distributions. The BA3MT and the Blended Benchmark have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
The BA3MT and the Blended Benchmark are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3
The BA3MT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
4
The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.
5
The BA1YT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
6
The BA1MD is an independent calculation of the 1-Month Secured Overnight Financing Rate (SOFR).
Annual Shareholder Report

7
The Fund’s Class R6 Shares commenced operations on December 27, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, which has been adjusted to reflect the expenses of Class R6 Shares for each year for which the Fund’s Class R6 expenses would have exceeded the actual expenses paid by the Fund’s Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2024, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Floating Rate Loans	66.5%
Project and Trade Finance Core Fund	9.9%
Other Security Types[3]	5.5%
Collateralized Mortgage Obligations	5.5%
Corporate Bonds	5.4%
Asset-Backed Securities	3.8%
Adjustable Rate Mortgages[4]	0.0%
Cash Equivalents[5]	7.3%
Other Assets and Liabilities—Net[6]	(3.9)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	Other Security Types consist of common stock and exchange-traded funds.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2024
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 5.5%
		Federal Home Loan Mortgage Corporation— 1.4%
$ 41,493		FHLMC REMIC, Series 3122, Class FE, 5.733% (30-DAY AVERAGE SOFR +0.414%), 3/15/2036	$ 41,086
236,215		FHLMC REMIC, Series 3241, Class FM, 5.813% (30-DAY AVERAGE SOFR +0.494%), 11/15/2036	232,401
1,827,929		FHLMC REMIC, Series 4281, Class LF, 5.933% (30-DAY AVERAGE SOFR +0.614%), 12/15/2043	1,805,238
518,846		FHLMC REMIC, Series 4867, Class FA, 5.833% (30-DAY AVERAGE SOFR +0.514%), 3/15/2049	511,483
1,507,857		FHLMC REMIC, Series 4903, Class NF, 5.834% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	1,479,184
2,060,600		FHLMC REMIC, Series 4911, Class FB, 5.884% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	2,012,815
		TOTAL	6,082,207
		Federal National Mortgage Association— 3.0%
262,109		FNMA REMIC, Series 2006-99, Class AF, 5.854% (30-DAY AVERAGE SOFR +0.534%), 10/25/2036	258,572
186,492		FNMA REMIC, Series 2006-111, Class FA, 5.814% (30-DAY AVERAGE SOFR +0.494%), 11/25/2036	183,762
38,999		FNMA REMIC, Series 2010-134, Class BF, 5.864% (30-DAY AVERAGE SOFR +0.544%), 10/25/2040	38,760
80,038		FNMA REMIC, Series 2010-135, Class FP, 5.834% (30-DAY AVERAGE SOFR +0.514%), 12/25/2040	78,391
598,077		FNMA REMIC, Series 2010-141, Class FB, 5.904% (30-DAY AVERAGE SOFR +0.584%), 12/25/2040	588,643
146,867		FNMA REMIC, Series 2012-79, Class F, 5.884% (30-DAY AVERAGE SOFR +0.564%), 7/25/2042	144,333
2,957,769		FNMA REMIC, Series 2016-50, Class FM, 5.834% (30-DAY AVERAGE SOFR +0.514%), 8/25/2046	2,919,559
2,323,712		FNMA REMIC, Series 2018-35, Class FA, 5.734% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,221,882
2,242,250		FNMA REMIC, Series 2019-24, Class BF, 5.834% (30-DAY AVERAGE SOFR +0.514%), 5/25/2049	2,209,345
5,000,000		FNMA REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	5,001,680
		TOTAL	13,644,927
		Government National Mortgage Association— 1.1%
4,961,676		GNMA REMIC, Series 2023-130, Class NF, 6.475% (30-DAY AVERAGE SOFR +1.150%), 9/20/2053	5,022,381
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,996,872)	24,749,515
		ASSET-BACKED SECURITIES— 2.9%
		Automotive— 1.1%
111,909		BMW Vehicle Lease Trust 2023-1, Class A2, 5.270%, 2/25/2025	111,890
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Automotive— continued
$ 927,677	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.568% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	$ 927,986
669,361	[1]	Citizens Auto Receivables Trust 2023-1, Class A2B, 6.268% (30-DAY AVERAGE SOFR +0.950%), 7/15/2026	670,214
330,854		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	331,442
424,310		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	423,755
318,240		GECU Auto Receivables Trust 2023-1A, Class A2, 5.950%, 3/15/2027	318,461
254,657	[1]	GM Financial Automobile Leasing 2023-2, Class A2B, 6.139% (30-DAY AVERAGE SOFR +0.820%), 10/20/2025	254,863
164,351		Hyundai Auto Lease Securitization Trust 2023 - A, Class A2A, 5.200%, 4/15/2025	164,381
362,953	[1]	Hyundai Auto Lease Securitization Trust 2023 - B, Class A2B, 6.068% (30-DAY AVERAGE SOFR +0.750%), 9/15/2025	363,311
73,069	[1]	Hyundai Auto Receivables Trust 2023-A, Class A2B, 6.068% (30-DAY AVERAGE SOFR +0.750%), 12/15/2025	73,135
171,123		Nissan Auto Lease Trust 2023-A, Class A2A, 5.100%, 3/17/2025	171,113
417,273	[1]	Nissan Auto Lease Trust 2023-B, Class A2B, 5.938% (30-DAY AVERAGE SOFR +0.620%), 8/15/2025	417,565
86,000	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 6.015% (CME Term SOFR 1 Month +0.690%), 1/15/2026	86,075
276,194		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	275,837
127,296		World Omni Auto Receivables Trust 2023-A, Class A2A, 5.180%, 7/15/2026	127,113
198,057	[1]	World Omni Auto Receivables Trust 2023-B, Class A2B, 6.028% (30-DAY AVERAGE SOFR +0.710%), 11/16/2026	198,077
273,061	[1]	World Omni Automobile Lease Securitization Trust 2023-A, Class A2B, 6.078% (30-DAY AVERAGE SOFR +0.760%), 11/17/2025	273,477
		TOTAL	5,188,695
		Construction Machinery— 0.2%
259,781		CNH Equipment Trust 2023-A, Class A2, 5.340%, 9/15/2026	259,480
300,757		John Deere Owner Trust 2023-A, Class A2, 5.280%, 3/16/2026	300,249
204,450		Kubota Credit Owner Trust 2023-1A, Class A2, 5.400%, 2/17/2026	204,420
		TOTAL	764,149
		Credit Card— 0.7%
300,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	299,870
800,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	803,342
1,300,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	1,309,030
750,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	743,804
		TOTAL	3,156,046
		Equipment Lease— 0.6%
553,604		Dell Equipment Finance Trust 2023-1, Class A2, 5.650%, 9/22/2028	553,603
766,701		Dell Equipment Finance Trust 2023-2, Class A2, 5.840%, 1/22/2029	767,516
686,237		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	684,567
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$ 48,188		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	$ 48,189
527,651		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	527,871
		TOTAL	2,581,746
		Finance Companies— 0.2%
900,000	[1]	PFS Financing Corp. 2023-D, Class A, 6.468% (30-DAY AVERAGE SOFR +1.150%), 8/16/2027	902,456
		Financial Institutions— 0.1%
707,912		DLLMT LLC 2023-1A, Class A2, 5.780%, 11/20/2025	707,578
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,291,144)	13,300,670
		CORPORATE BONDS— 0.8%
		Airlines— 0.0%
260,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	261,640
		Automotive— 0.3%
1,350,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.921% (SOFR +0.570%), 8/1/2025	1,354,164
		Finance Companies— 0.3%
1,000,000	[1]	American Express Co., Sr. Unsecd. Note, 6.113% (SOFR +0.760%), 2/13/2026	1,002,878
400,000	[1]	American Express Co., Sr. Unsecd. Note, 6.289% (SOFR +0.930%), 3/4/2025	402,243
		TOTAL	1,405,121
		Financial Institutions— 0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	489,386
		Wireless Communications— 0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	299,846
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,808,068)	3,810,157
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal Home Loan Mortgage Corporation ARM— 0.0%
17,190		FHLMC ARM, 5.243%, 5/1/2034	17,436
19,254		FHLMC ARM, 5.340%, 7/1/2034	19,622
36,830		FHLMC ARM, 5.980%, 8/1/2035	37,384
25,005		FHLMC ARM, 6.625%, 5/1/2036	25,307
		TOTAL	99,749
		Federal National Mortgage Association ARM— 0.0%
12,548		FNMA ARM, 5.750%, 9/1/2035	12,749
45,063		FNMA ARM, 5.960%, 2/1/2036	45,740
11,927		FNMA ARM, 6.350%, 4/1/2034	12,067
		TOTAL	70,556
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $171,867)	170,305
		INVESTMENT COMPANIES— 90.4%
40,973,889		Bank Loan Core Fund	358,931,266
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— continued
7,221,376	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.37%[2]	$ 7,222,098
5,110,038	Project and Trade Finance Core Fund	45,172,741
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $444,174,614)	411,326,105
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $486,442,565)[3]	453,356,752
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	1,654,277
	TOTAL NET ASSETS—100%	$455,011,029
Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2024, were as follows:
Affiliated	Value as of 3/31/2023	Purchases at Cost	Proceeds from Sales
Affiliated issuers no longer in the portfolio at period end	$381,454	$—	$(70,623)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$381,454	$—	$(70,623)
Annual Shareholder Report

Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 3/31/2024	Shares Held as of 3/31/2024	Dividend Income
$2,285,716	$(2,596,547)	$—	—	$—
$2,285,716	$(2,596,547)	$—	—	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2023	$494,921,426	$—	$53,227,754	$548,149,180
Purchases at Cost	$—	$129,035,004	$5,000,001	$134,035,005
Proceeds from Sales	$(137,250,000)	$(121,815,730)	$(13,500,000)	$(272,565,730)
Change in Unrealized Appreciation/ Depreciation	$17,785,160	$467	$916,039	$18,701,666
Net Realized Gain/(Loss)	$(16,525,320)	$2,357	$(471,053)	$(16,994,016)
Value as of 3/31/2024	$358,931,266	$7,222,098	$45,172,741	$411,326,105
Shares Held as of 3/31/2024	40,973,889	7,221,376	5,110,038	53,305,303
Dividend Income	$38,720,445	$362,945	$3,192,369	$42,275,759

*	At March 31, 2024, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE. The financial statements of BLCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of BLCORE in which the Fund invested 78.9% of its net assets at March 31, 2024. The financial
Annual Shareholder Report

statements of BLCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by BLCORE is discussed in the notes to its financial statements.
1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $490,666,964.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$24,749,515	$—	$24,749,515
Asset-Backed Securities	—	13,300,670	—	13,300,670
Corporate Bonds	—	3,810,157	—	3,810,157
Adjustable Rate Mortgages	—	170,305	—	170,305
Investment Companies[1]	366,153,364	—	—	411,326,105
TOTAL SECURITIES	$366,153,364	$42,030,647	$—	$453,356,752

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $45,172,741 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated
Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.68	$9.35	$9.53	$8.60	$9.78
Income From Investment Operations:
Net investment income (loss)[1]	0.69	0.51	0.33	0.26	0.40
Net realized and unrealized gain (loss)	0.03	(0.66)	(0.19)	0.93	(1.18)
Total From Investment Operations	0.72	(0.15)	0.14	1.19	(0.78)
Less Distributions:
Distributions from net investment income	(0.69)	(0.52)	(0.32)	(0.26)	(0.40)
Net Asset Value, End of Period	$8.71	$8.68	$9.35	$9.53	$8.60
Total Return[2]	8.68%	(1.49)%	1.52%	14.01%	(8.34)%
Ratios to Average Net Assets:
Net expenses[3]	0.93%	0.93%	0.93%	0.94%	1.01%
Net investment income	8.00%	5.72%	3.48%	2.83%	4.14%
Expense waiver/reimbursement[4]	0.14%	0.11%	0.10%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,256	$202,984	$347,287	$203,338	$275,265
Portfolio turnover[5]	6%	10%	4%	26%	21%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.67	$9.35	$9.53	$8.60	$9.78
Income From Investment Operations:
Net investment income (loss)[1]	0.71	0.52	0.35	0.29	0.43
Net realized and unrealized gain (loss)	0.03	(0.66)	(0.18)	0.93	(1.18)
Total From Investment Operations	0.74	(0.14)	0.17	1.22	(0.75)
Less Distributions:
Distributions from net investment income	(0.71)	(0.54)	(0.35)	(0.29)	(0.43)
Net Asset Value, End of Period	$8.70	$8.67	$9.35	$9.53	$8.60
Total Return[2]	8.95%	(1.36)%	1.77%	14.29%	(8.05)%
Ratios to Average Net Assets:
Net expenses[3]	0.68%	0.68%	0.68%	0.69%	0.69%
Net investment income	8.26%	5.92%	3.73%	3.10%	4.46%
Expense waiver/reimbursement[4]	0.16%	0.14%	0.12%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$260,634	$368,198	$667,492	$361,783	$336,021
Portfolio turnover[5]	6%	10%	4%	26%	21%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.67	$9.35	$9.52	$8.59	$9.77
Income From Investment Operations:
Net investment income (loss)[1]	0.72	0.52	0.37	0.29	0.43
Net realized and unrealized gain (loss)	0.02	(0.66)	(0.19)	0.93	(1.18)
Total From Investment Operations	0.74	(0.14)	0.18	1.22	(0.75)
Less Distributions:
Distributions from net investment income	(0.71)	(0.54)	(0.35)	(0.29)	(0.43)
Net Asset Value, End of Period	$8.70	$8.67	$9.35	$9.52	$8.59
Total Return[2]	8.97%	(1.35)%	1.89%	14.31%	(8.06)%
Ratios to Average Net Assets:
Net expenses[3]	0.67%	0.67%	0.67%	0.68%	0.68%
Net investment income	8.28%	5.81%	3.85%	3.11%	4.44%
Expense waiver/reimbursement[4]	0.10%	0.07%	0.07%	0.08%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,121	$17,265	$46,075	$9,724	$9,880
Portfolio turnover[5]	6%	10%	4%	26%	21%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2024

Assets:
Investment in securities, at value including $411,326,105 of investments in affiliated holdings* (identified cost $486,442,565, including $444,174,614 of identified cost in affiliated holdings)	$453,356,752
Income receivable	109,810
Income receivable from affiliated holdings	2,811,880
Receivable for investments sold	4,091
Receivable for shares sold	107,828
Total Assets	456,390,361
Liabilities:
Payable for shares redeemed	981,579
Payable to bank	7,385
Income distribution payable	137,569
Payable for investment adviser fee (Note 5)	24,456
Payable for administrative fee (Note 5)	3,841
Payable for auditing fees	32,453
Payable for portfolio accounting fees	46,811
Payable for transfer agent fees (Note 2)	62,803
Payable for other service fees (Notes 2 and 5)	39,122
Accrued expenses (Note 5)	43,313
Total Liabilities	1,379,332
Net assets for 52,270,828 shares outstanding	$455,011,029
Net Assets Consist of:
Paid-in capital	$625,615,519
Total distributable earnings (loss)	(170,604,490)
Total Net Assets	$455,011,029
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($183,255,896 ÷ 21,049,820 shares outstanding), no par value, unlimited shares authorized	$8.71
Offering price per share (100/99.00 of $8.71)	$8.80
Redemption proceeds per share	$8.71
Institutional Shares:
Net asset value per share ($260,633,869 ÷ 29,942,106 shares outstanding), no par value, unlimited shares authorized	$8.70
Offering price per share	$8.70
Redemption proceeds per share	$8.70
Class R6 Shares:
Net asset value per share ($11,121,264 ÷ 1,278,902 shares outstanding), no par value, unlimited shares authorized	$8.70
Offering price per share	$8.70
Redemption proceeds per share	$8.70

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2024

Investment Income:
Dividends received from affiliated holdings*	$42,275,759
Interest	2,953,490
TOTAL INCOME	45,229,249
Expenses:
Investment adviser fee (Note 5)	3,036,225
Administrative fee (Note 5)	394,764
Custodian fees	42,555
Transfer agent fees (Note 2)	372,075
Directors’/Trustees’ fees (Note 5)	3,808
Auditing fees	32,453
Legal fees	11,975
Portfolio accounting fees	147,905
Other service fees (Notes 2 and 5)	487,932
Share registration costs	50,604
Printing and postage	70,241
Miscellaneous (Note 5)	25,491
TOTAL EXPENSES	4,676,028
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(496,369)
Reimbursement of other operating expenses (Notes 2 and 5)	(267,713)
TOTAL WAIVER AND REIMBURSEMENTS	(764,082)
Net expenses	3,911,946
Net investment income	41,317,303
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(19,590,563) on sales of investments in affiliated holdings*)	(21,861,026)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $20,987,382 on investments in affiliated holdings*)	22,944,556
Net realized and unrealized gain (loss) on investments	1,083,530
Change in net assets resulting from operations	$42,400,833

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended March 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,317,303	$48,171,537
Net realized gain (loss)	(21,861,026)	(56,243,871)
Net change in unrealized appreciation/depreciation	22,944,556	(19,280,187)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,400,833	(27,352,521)
Distributions to Shareholders:
Class A Shares	(14,909,599)	(14,927,037)
Class A1 Shares[1]	(775,368)	(1,841,115)
Institutional Shares	(24,715,349)	(29,742,380)
Class R6 Shares	(1,035,143)	(1,552,947)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,435,459)	(48,063,479)
Share Transactions:
Proceeds from sale of shares	78,880,404	234,629,716
Net asset value of shares issued to shareholders in payment of distributions declared	39,371,646	45,759,756
Cost of shares redeemed	(268,748,391)	(708,717,279)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(150,496,341)	(428,327,807)
Change in net assets	(149,530,967)	(503,743,807)
Net Assets:
Beginning of period	604,541,996	1,108,285,803
End of period	$455,011,029	$604,541,996

1	On December 1, 2023, Class A1 Shares were converted to Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2024
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
At the close of business on December 1, 2023, Class A1 Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Shareholder Report

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $764,082 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended March 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$110,608	$(71,592)
Class A1 Shares	4,465	(2,606)
Institutional Shares	255,654	(193,515)
Class R6 Shares	1,348	—
TOTAL	$372,075	$(267,713)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on December 1, 2023, the Class A1 Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report

For the year ended March 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$464,527
Class A1 Shares	23,405
TOTAL	$487,932
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2024		Year Ended 3/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,540,693	$13,338,107	3,704,241	$33,274,690
Shares issued to shareholders in payment of distributions declared	1,701,671	14,719,284	1,682,656	14,758,726
Conversion of Class A1 Shares to Class A Shares[1]	1,496,059	12,940,914	—	—
Shares redeemed	(7,083,174)	(61,281,143)	(19,119,497)	(169,416,634)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,344,751)	$(20,282,838)	(13,732,600)	$(121,383,218)
	Year Ended 3/31/2024		Year Ended 3/31/2023
Class A1 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	22,699	$196,500	59,836	$532,852
Shares issued to shareholders in payment of distributions declared	88,892	767,540	209,746	1,841,110
Conversion of Class A1 Shares to Class A Shares[1]	(1,495,454)	(12,940,914)	—	—
Shares redeemed	(470,852)	(4,065,331)	(3,483,989)	(30,426,132)
NET CHANGE RESULTING FROM CLASS A1 SHARE TRANSACTIONS	(1,854,715)	$(16,042,205)	(3,214,407)	$(28,052,170)
	Year Ended 3/31/2024		Year Ended 3/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,777,712	$50,007,376	21,379,464	$191,719,424
Shares issued to shareholders in payment of distributions declared	2,643,800	22,859,752	3,155,626	27,688,392
Shares redeemed	(20,923,620)	(180,879,396)	(53,459,530)	(472,205,608)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,502,108)	$(108,012,268)	(28,924,440)	$(252,797,792)
Annual Shareholder Report

	Year Ended 3/31/2024		Year Ended 3/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	277,052	$2,397,507	1,004,324	$9,102,750
Shares issued to shareholders in payment of distributions declared	118,678	1,025,070	167,941	1,471,528
Shares redeemed	(1,109,002)	(9,581,607)	(4,110,068)	(36,668,905)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(713,272)	$(6,159,030)	(2,937,803)	$(26,094,627)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(17,414,846)	$(150,496,341)	(48,809,250)	$(428,327,807)

1
On December 1, 2023, Class A1 Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class A1 Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$41,435,459	$48,063,479
As of March 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$542,069
Net unrealized depreciation	$(37,310,212)
Capital loss carryforwards	$(133,836,347)
TOTAL	$(170,604,490)
At March 31, 2024, the cost of investments for federal tax purposes was $490,666,964. The net unrealized depreciation of investments for federal tax purposes was $37,310,212. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $162,307 and unrealized depreciation from investments for those securities having an excess of cost over value of $37,472,519. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
As of March 31, 2024, the Fund had a capital loss carryforward of $133,836,347 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Shareholder Report

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,948,722	$126,887,625	$133,836,347
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended March 31, 2024, the Adviser voluntarily waived $489,727 of its fee and voluntarily reimbursed $267,713 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2024, the Adviser reimbursed $6,642.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Annual Shareholder Report

Prior to their liquidation on December 1, 2023, the Class A1 Shares were also subject to the Plan at 0.05% of average daily net assets of the Class A1 Shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, they may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2024, FSC retained $287 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended March 31, 2024, FSSC received $1,258 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.65% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2024, the Fee Limit for the Fund’s Class A Shares, Institutional Shares and Class R6 Shares was 0.92%, 0.67% and 0.66%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2024, were as follows:
Purchases	$21,676,874
Sales	$178,676,105
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2024, the Fund had no outstanding loans. During the year ended March 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2024, there were no outstanding loans. During the year ended March 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
Annual Shareholder Report

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended March 31, 2024, 98.03% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES FLOATING RATE STRATEGIC INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 24, 2024
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,044.10	$4.70
Institutional Shares	$1,000	$1,044.20	$3.42
Class R6 Shares	$1,000	$1,045.40	$3.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.40	$4.65
Institutional Shares	$1,000	$1,021.65	$3.39
Class R6 Shares	$1,000	$1,021.70	$3.34

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Institutional Shares	0.67%
Class R6 Shares	0.66%
Annual Shareholder Report

Bank Loan Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Floating Rate Strategic Income Fund invests primarily in Bank Loan Core Fund. Therefore, the Bank Loan Core Fund June 30, 2023 fiscal year-end financial statements and notes to financial statements are included on pages 38 through 77.
Bank Loan Core Fund
Annual Shareholder Report

Management’s Discussion of Fund Performance (unaudited)
The total return of Bank Loan Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2023, was 6.68%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund’s broad-based securities market index, was 10.10% during the same period. The 6.68% total return for the reporting period consisted of 8.38% of taxable dividends and reinvestments and -1.70% decrease in the net asset value of the shares. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of CSLLI.
MARKET OVERVIEW
During the reporting period, the broadly syndicated U.S. leveraged loan market generated an attractive positive return despite the swirling backdrop of macroeconomic uncertainty. For example, the total return on the CSLLI was 10.10% for the reporting period. Loan risk spreads, as measured by the discount margin (3-year), moved tighter finishing the period at 5.81% compared to 6.58% at the beginning.
The economy continued to be resilient throughout the reporting period despite weaker signals emanating from various metrics including an inverted yield curve, mixed corporate earnings and leading indicators. The Federal Reserve Bank (the “Fed”) implemented aggressive monetary tightening measures with the goal of curtailing stubbornly high inflation. Despite these actions, employment data remained surprisingly robust providing ongoing support to economic activity and growing optimism that labor markets could withstand the Fed’s activities. While U.S. bank failures and the forced merger of Credit Suisse caused turmoil and concerns about systemic risk, risk markets gathered again on more stable footing by the end of March and finished on a strong note in the final quarter of the fiscal year.
Despite darkening recessionary clouds on the horizon, fundamental credit factors in the leveraged finance space remained relatively healthy during the reporting period. As broadly expected, leveraged finance default rates ticked higher but continued to run well below historical averages. While more signs of credit stress appeared due to choppy earnings and narrowing cash flow coverage metrics, many leveraged borrowers entered the stretch of volatility and uncertainty with strong balance sheets and liquidity.
With inflation running much higher and a hawkish Fed on the move, short-term rates shifted materially higher. The CME 3-Month Term Secured Overnight Financing Rate (SOFR), a forward-looking measurement of SOFR rates moved higher to 5.27%, up 3.15 percentage points from the beginning of the fiscal year. With the upward movement in short-term rates, floating-rate
Bank Loan Core Fund
Annual Shareholder Report

loan coupons increased further. Given the ongoing transition away from the London Interbank Offered Rate (LIBOR),2 an increasing percentage of the loan market was comprised of borrowers that utilize Term SOFR as the standard benchmark rate index for coupon calculations.
Fund Performance
During the reporting period, the Fund invested in a portfolio that was widely diversified over industry sectors and issuers and was comprised of floating-rate bank loans, corporate bonds, bank loan exchange-traded funds (ETFs), collateralized loan obligations, other asset-backed securities and cash. The Fund generated a positive return but underperformed relative to the CSLLI. Relative performance versus the CSLLI was negatively impacted by falling prices of certain distressed bonds and less liquid term loans as well as the negative duration impact from holdings in corporate bonds. Several of the more significant underperforming holdings included: Exactech (Osteon Merger Sub), a medical implant firm; Mitel (MLN US Holdco LLC), a communications firm; and Global Medical Transport, an air and ground transport firm. Certain positive contributors included Clarion Events, a provider of event management and marketing services, PSAV (AVSC Holding Corp), a provider of audiovisual and event technology support services and Ardent Health, a healthcare services provider.
1
Please see the footnotes to the line graph below for definitions of, and further information about, the CSLLI.
2
LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Bank Loan Core Fund
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Bank Loan Core Fund (the “Fund”) from June 30, 2013 to June 30, 2023, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2023

Average Annual Total Returns for the Period Ended 6/30/2023
	1 Year	5 Years	10 Years
Fund	6.68%	2.77%	3.68%
CSLLI	10.10%	4.02%	4.13%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Bank Loan Core Fund
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	20.4%
Health Care	11.0%
Media Entertainment	7.4%
Insurance - P&C	6.2%
Finance Companies	4.6%
Gaming	4.4%
Chemicals	4.2%
Other[2]	36.3%
Other Security Types[3]	1.1%
Cash Equivalents[4]	1.4%
Other Assets and Liabilities - Net[5]	3.0%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Credit Suisse Leveraged Loan Index (CSLLI).
Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Other Security Types represent Exchange-Traded Funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Bank Loan Core Fund
Annual Shareholder Report

Portfolio of Investments
June 30, 2023
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— 84.1%
		Aerospace/Defense— 1.5%
$ 634,003		New Constellis Borrower, LLC, 2020 PIK Term Loan–2nd Lien, 16.462% (16.462% Cash SOFR CME+ 11.250%, 0.000% PIK), 3/27/2025	$ 324,400
2,991,842		Peraton Corp., Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 2/1/2028	2,945,363
1,684,784		TransDigm, Inc., 2023 Term Loan I–1st Lien, 8.492% (SOFR CME +3.250%), 8/24/2028	1,685,761
2,884,375		Vectra Co., Term Loan–1st Lien, 8.467% (SOFR CME +3.250%), 3/8/2025	2,389,085
1,561,650		Vectra Co., Term Loan–2nd Lien, 12.467% (SOFR CME +7.250%), 3/8/2026	962,367
		TOTAL	8,306,976
		Airlines— 1.1%
3,000,000		American Airlines, Inc., 2021 Term Loan– 1st Lien, 10.000% (3-month USLIBOR +4.750%), 4/20/2028	3,068,040
1,575,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 8.798% (SOFR CME +3.750%), 10/20/2027	1,638,000
1,494,751		United Airlines, Inc., 2021 Term Loan B– 1st Lien, 9.292% (3-month USLIBOR +3.750%), 4/21/2028	1,496,418
		TOTAL	6,202,458
		Automotive— 2.1%
1,379,000		American Axle and Manufacturing, Inc., 2022 Term Loan B–1st Lien, 8.436%–8.746% (SOFR CME +3.500%), 12/13/2029	1,377,276
3,250,000		Clarios Global, LP, 2023 Incremental Term Loan–1st Lien, 8.852% (SOFR CME +3.750%), 5/6/2030	3,246,441
2,206,341		DexKo Global, Inc., 2021 USD Term Loan B–1st Lien, 9.253% (SOFR CME +3.750%), 10/4/2028	2,112,572
897,750		DexKo Global, Inc., 2022 USD Term Loan–1st Lien, 11.742% (SOFR CME +6.500%), 10/4/2028	882,605
2,094,236		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 8.467% (3-month USLIBOR +3.250%), 12/16/2026	2,094,236
1,955,000		Truck Hero, Inc., 2021 Term Loan B–1st Lien, 8.967% (SOFR CME +3.750%), 1/31/2028	1,847,143
		TOTAL	11,560,273
		Building Materials— 3.2%
1,443,750		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 7.202% (SOFR CME +2.000%), 1/15/2027	1,441,159
1,707,267		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 8.497% (SOFR CME +3.250%), 4/12/2028	1,641,119
1,343,250		Cornerstone Building Brands, Inc., 2022 Term Loan–1st Lien, 10.772% (SOFR CME +5.625%), 8/1/2028	1,292,878
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Building Materials— continued
$ 1,893,764		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 11/23/2027	$ 1,787,713
2,407,935		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 8.523% (3-month USLIBOR +3.250%), 1/31/2028	2,345,413
2,703,111		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 9.092% (SOFR CME +3.750%), 12/22/2028	2,626,856
1,160,000		Icebox Holdco III, Inc., 2021 Term Loan–2nd Lien, 12.253% (SOFR CME +6.750%), 12/21/2029	1,020,800
144,793	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD, 10/2/2028	134,911
836,264		IPS Corp., 2021 Term Loan–1st Lien, 8.952% (SOFR CME +3.750%), 10/2/2028	779,189
1,458,788		SRS Distribution, Inc., 2021 Term Loan B– 1st Lien, 8.693% (1-month USLIBOR +3.500%), 6/2/2028	1,420,604
987,500		SRS Distribution, Inc., 2022 Incremental Term Loan–1st Lien, 8.702% (SOFR CME +3.500%), 6/2/2028	965,903
2,409,425		White Cap Buyer, LLC, Term Loan B–1st Lien, 8.852% (SOFR CME +3.750%), 10/19/2027	2,393,198
		TOTAL	17,849,743
		Cable Satellite— 1.8%
1,821,574		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 6.795%–6.834% (SOFR CME +1.750%), 2/1/2027	1,812,840
2,833,429		DirecTV Financing, LLC, Term Loan–1st Lien, 10.217% (SOFR CME +5.000%), 8/2/2027	2,776,364
2,000,000		UPC Financing Partnership, 2021 USD Term Loan AX–1st Lien, 8.118% (1-month USLIBOR +2.925%), 1/31/2029	1,963,960
2,000,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 8.311% (SOFR CME +3.250%), 3/31/2031	1,985,710
1,500,000		Ziggo Financing Partnership, USD Term Loan I– 1st Lien, 7.693% (1-month USLIBOR +2.500%), 4/30/2028	1,479,645
		TOTAL	10,018,519
		Chemicals— 4.2%
1,291,500		Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4–1st Lien, 8.242% (SOFR CME +3.000%), 12/20/2029	1,295,839
3,431,416		Diamond (BC) B.V., 2021 Term Loan B–1st Lien, 7.834%–8.057% (SOFR CME +2.750%), 9/29/2028	3,431,879
2,414,985		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 7.084%–7.102% (SOFR CME +2.000%), 1/31/2026	2,417,243
997,500		H.B. Fuller Co., 2023 Term Loan B–1st Lien, 7.602% (SOFR CME +2.500%), 2/15/2030	1,002,847
2,220,426		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 8.717% (SOFR CME +3.500%), 6/30/2027	2,204,572
2,152,312		Lonza Group AG, USD Term Loan B–1st Lien, 9.267% (SOFR CME +3.925%), 7/3/2028	1,831,854
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Chemicals— continued
$ 2,037,126		Messer Industries GmbH, 2018 USD Term Loan–1st Lien, 8.003% (SOFR CME +2.500%), 3/2/2026	$ 2,038,460
1,702,635		Olympus Water US Holding Corp., 2021 USD Term Loan B–1st Lien, 9.253% (SOFR CME +3.750%), 11/9/2028	1,639,851
500,000	[2]	Olympus Water US Holding Corp., 2023 Incremental Term Loan–1st Lien, TBD, 11/9/2028	484,687
2,160,289		Polar US Borrower, LLC, 2018 Term Loan–1st Lien, 9.721%–9.827% (SOFR CME +4.750%), 10/15/2025	1,713,822
1,886,801		Potters Industries, LLC, Term Loan B–1st Lien, 9.342% (SOFR CME +4.000%), 12/14/2027	1,890,933
980,000		PQ Corp., 2021 Term Loan B–1st Lien, 7.645% (SOFR CME +2.500%), 6/9/2028	977,168
2,202,525		Sparta U.S. HoldCo., LLC, 2021 Term Loan–1st Lien, 8.537% (SOFR CME +3.250%), 8/2/2028	2,190,136
		TOTAL	23,119,291
		Consumer Cyclical Services— 2.5%
1,523,205		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 5/12/2028	1,483,434
1,900,000		Allied Universal Holdco, LLC, 2023 Term Loan B–1st Lien, 9.881% (SOFR CME +4.750%), 5/12/2028	1,860,423
2,119,252		AP Core Holdings II, LLC, Amortization Term Loan B1–1st Lien, 10.717% (SOFR CME +5.500%), 9/1/2027	2,046,414
1,000,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 10.717% (SOFR CME +5.500%), 9/1/2027	970,000
1,900,000		Belron Finance US, LLC, 2023 Term Loan–1st Lien, 7.832% (SOFR CME +2.750%), 4/18/2029	1,903,572
1,981,107		Core & Main, LP, 2021 Term Loan B–1st Lien, 7.577%– 7.690% (3-month USLIBOR +2.500%, SOFR CME +2.500%), 7/27/2028	1,975,540
1,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 9.427% (SOFR CME +4.250%), 10/30/2026	1,490,911
1,995,000		Topgolf Callaway Brands Corp., Term Loan B–1st Lien, 8.702% (SOFR CME +3.500%), 3/15/2030	1,995,409
		TOTAL	13,725,703
		Consumer Products— 2.9%
2,429,858		BCPE Empire Holdings, Inc., 2023 Extended Term Loan–1st Lien, 9.832% (SOFR CME +4.750%), 12/11/2028	2,427,209
2,422,671		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 8.459% (SOFR CME +3.500%), 11/8/2027	2,416,311
1,500,000		CNT Holdings I Corp., 2020 Term Loan–2nd Lien, 11.709% (SOFR CME +6.750%), 11/6/2028	1,444,995
2,442,044		Energizer Holdings, Inc., 2020 Term Loan–1st Lien, 7.442% (SOFR CME +2.250%), 12/22/2027	2,432,898
2,431,379		Illuminate Merger Sub Corp., Term Loan– 1st Lien, 8.476% (3-month USLIBOR +3.000%), 7/21/2028	2,368,565
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Consumer Products— continued
$ 1,000,000		Illuminate Merger Sub Corp., Term Loan– 2nd Lien, 12.226% (3-month USLIBOR +6.750%), 7/23/2029	$ 874,375
4,004,883		Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3–1st Lien, 9.092% (SOFR CME +3.750%), 10/1/2026	3,989,885
		TOTAL	15,954,238
		Diversified— 0.3%
987,500		Pre-Paid Legal Services, Inc., 2021 Term Loan– 1st Lien, 8.943% (1-month USLIBOR +3.750%), 12/15/2028	975,467
1,000,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, 12.193% (1-month USLIBOR +7.000%), 12/14/2029	910,000
		TOTAL	1,885,467
		Diversified Manufacturing— 2.2%
1,451,561		Gardner Denver, Inc., 2020 USD Term Loan B2–1st Lien, 6.952% (SOFR CME +1.750%), 3/1/2027	1,451,677
1,322,562		Gates Global, LLC, 2021 Term Loan B3–1st Lien, 7.702% (SOFR CME +2.500%), 3/31/2027	1,317,602
1,784,013		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 8.602% (SOFR CME +3.500%), 11/16/2029	1,786,055
967,500		Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan–1st Lien, 6.952% (SOFR CME +1.750%), 3/1/2027	967,577
3,341,625		Koppers, Inc., 2023 Term Loan B–1st Lien, 9.250% (SOFR CME +4.000%), 4/10/2030	3,349,979
1,393,000		Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B–1st Lien, 10.307% (SOFR CME +5.000%), 3/2/2028	1,393,578
1,909,054		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 9.057% (SOFR CME +3.750%), 3/2/2028	1,892,828
		TOTAL	12,159,296
		Food & Beverage— 0.7%
1,865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 6.967% (SOFR CME +1.750%), 1/15/2027	1,850,434
937,727		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 8.760% (3-month USLIBOR +3.500%), 4/5/2028	618,900
1,492,864		US Foods, Inc., 2021 Term Loan B–1st Lien, 7.967% (SOFR CME +2.750%), 11/22/2028	1,493,976
		TOTAL	3,963,310
		Gaming— 3.8%
1,945,125		Caesars Entertainment Corp., Term Loan B–1st Lien, 8.452% (SOFR CME +3.250%), 2/6/2030	1,947,663
2,397,927		Century Casinos, Inc., 2022 Term Loan–1st Lien, 11.260% (SOFR CME +6.000%), 4/2/2029	2,314,000
908,147		Golden Entertainment, Inc., 2017 Term Loan– 1st Lien, 8.180% (1-month USLIBOR +3.000%), 10/21/2024	909,001
2,000,000		Golden Entertainment, Inc., 2023 Term Loan B–1st Lien, 7.939% (SOFR CME +2.750%), 5/28/2030	2,000,000
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Gaming— continued
$ 3,712,500		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 9.520% (3-month USLIBOR +4.000%), 11/1/2026	$ 3,704,759
2,541,237		J&J Ventures Gaming, LLC, Term Loan– 1st Lien, 9.538% (3-month USLIBOR +4.000%), 4/26/2028	2,524,554
1,943,022		Jack Ohio Finance, LLC, Term Loan–1st Lien, 9.967% (1-month USLIBOR +4.750%), 10/4/2028	1,878,058
2,478,763		Scientific Games Holdings, LP, 2022 USD Term Loan B–1st Lien, 8.421% (SOFR CME +3.500%), 4/4/2029	2,452,426
1,980,000		Scientific Games International, Inc., 2022 USD Term Loan–1st Lien, 8.248% (SOFR CME +3.000%), 4/14/2029	1,980,465
972,626		Stars Group Holdings B.V. , 2018 USD Incremental Term Loan–1st Lien, 7.753% (SOFR CME +2.250%), 7/21/2026	973,725
		TOTAL	20,684,651
		Health Care— 10.2%
1,999,985		AHP Health Partners, Inc., 2021 Term Loan B– 1st Lien, 8.693% (1-month USLIBOR +3.500%), 8/24/2028	1,996,985
434,162	[2]	Athenahealth Group, Inc., 2022 Delayed Draw Term Loan–1st Lien, 8.259% (SOFR CME +3.500%) (partially unfunded), 2/15/2029	418,966
2,535,393		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 8.589% (SOFR CME +3.500%), 2/15/2029	2,446,654
1,326,426		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 7.452% (SOFR CME +2.250%), 11/8/2027	1,327,534
2,472,513		Bausch & Lomb, Inc., Term Loan–1st Lien, 8.592% (SOFR CME +3.250%), 5/10/2027	2,404,518
2,068,944		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 8.981% (3-month USLIBOR +3.250%), 9/1/2024	1,794,809
2,064,013		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 10.231% (3-month USLIBOR +4.500%), 9/1/2024	1,857,612
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 13.731% (3-month USLIBOR +8.000%), 9/1/2025	3,775,000
1,097,784		Carestream Health, Inc., 2022 Term Loan–1st Lien, 12.842% (SOFR CME +7.500%), 9/30/2027	803,578
2,402,013		Curium BidCo S.a r.l., 2020 USD Term Loan– 1st Lien, 9.788% (3-month USLIBOR +4.250%), 12/2/2027	2,388,502
389,515		Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan–1st Lien, 9.295%–9.492% (SOFR CME +4.250%) (partially unfunded), 3/30/2029	385,669
2,079,943		Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B–1st Lien, 9.295% (SOFR CME +4.250%), 3/30/2029	2,059,404
11,524,796		Exactech, Inc., 2018 Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 2/14/2025	6,165,766
1,900,000	[2]	Fortrea Holdings, Inc., Term Loan B–1st Lien, TBD, 6/12/2030	1,902,850
1,807,423		Global Medical Response, Inc., 2017 Incremental Term Loan–1st Lien, 9.467% (SOFR CME +4.250%), 3/14/2025	1,025,712
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— continued
$ 1,850,000		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B–1st Lien, 7.414% (SOFR CME +2.000%), 11/15/2027	$ 1,823,407
893,653		IQVIA, Inc., 2017 USD Term Loan B2–1st Lien, 7.288% (1-month USLIBOR +1.750%), 1/17/2025	894,537
1,764,446		IQVIA, Inc., 2018 USD Term Loan B3–1st Lien, 7.288% (1-month USLIBOR +1.750%), 6/11/2025	1,766,105
1,975,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 8.717% (SOFR CME +3.500%), 10/16/2028	1,957,107
1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 11.717% (1-month USLIBOR +6.500%), 10/15/2029	948,750
1,463,869		Medline Borrower, LP, USD Term Loan B–1st Lien, 8.467% (SOFR CME +3.250%), 10/23/2028	1,448,770
2,000,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 11.352% (SOFR CME +6.250%), 2/23/2029	1,750,320
5,077,860		MH Sub I, LLC, 2023 Term Loan–1st Lien, 9.352% (SOFR CME +4.250%), 5/3/2028	4,878,554
2,191,423		MPH Acquisition Holdings, LLC, 2021 Term Loan B–1st Lien, 9.726% (3-month USLIBOR +4.250%), 9/1/2028	1,964,457
1,963,140		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 8.952%–9.092% (SOFR CME +3.750%), 3/2/2028	1,493,832
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 12.592% (SOFR CME +7.250%), 3/2/2029	1,020,000
15,419		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 9.092% (SOFR CME +3.750%), 3/2/2028	11,733
1,932,187		Navicure, Inc., 2019 Term Loan B–1st Lien, 9.217% (SOFR CME +4.000%), 10/22/2026	1,929,772
847,854	[2]	Parexel International Corp., 2021 Term Loan–1st Lien, TBD, 11/15/2028	842,342
1,345,456		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B–1st Lien, 9.023% (3-month USLIBOR +3.750%), 11/16/2025	1,249,411
2,370,718		Team Health Holdings, Inc., 2022 Term Loan B–1st Lien, 10.352% (SOFR CME +5.250%), 3/2/2027	1,639,351
		TOTAL	56,372,007
		Industrial - Other— 3.4%
1,491,244		FCG Acquisitions, Inc., 2022 Incremental Term Loan–1st Lien, 10.492% (SOFR CME +4.750%), 3/31/2028	1,470,113
1,842,583		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.717% (SOFR CME +3.500%), 10/21/2028	1,838,308
2,238,852		Filtration Group Corp., 2023 USD Term Loan–1st Lien, 9.326% (SOFR CME +4.250%), 10/21/2028	2,241,371
2,071,715		Fluid-Flow Products, Inc., Term Loan–1st Lien, 9.253% (3-month USLIBOR +3.750%), 3/31/2028	2,044,265
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 12.253% (SOFR CME +6.750%), 3/29/2029	1,418,752
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Industrial - Other— continued
$ 2,418,968		Madison IAQ, LLC, Term Loan–1st Lien, 8.302% (6-month USLIBOR +3.250%), 6/21/2028	$ 2,372,403
1,037,183		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 7.480%–7.600% (1-month USLIBOR +2.250%, 3-month USLIBOR +2.250%), 2/11/2028	1,035,238
1,995,000		Roper Industrial Products Investment Co., LLC, USD Term Loan–1st Lien, 9.742% (SOFR CME +4.500%), 11/22/2029	1,989,544
2,212,804		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.702% (SOFR CME +4.500%), 4/5/2029	2,189,758
1,862,102		Vertical US Newco, Inc., Term Loan B– 1st Lien, 8.602% (6-month USLIBOR +3.500%), 7/30/2027	1,850,007
		TOTAL	18,449,759
		Insurance - P&C— 5.9%
1,786,903		AmWINS Group, Inc., 2021 Term Loan B– 1st Lien, 7.442% (1-month USLIBOR +2.250%), 2/19/2028	1,773,510
995,000		AmWINS Group, Inc., 2023 Incremental Term Loan B–1st Lien, 7.834% (SOFR CME +2.750%), 2/19/2028	993,861
1,625,308		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 8.717% (SOFR CME +3.500%), 2/12/2027	1,614,979
1,878,704		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 8.717% (SOFR CME +3.500%), 2/12/2027	1,863,054
990,013		AssuredPartners, Inc., 2022 Term Loan B4–1st Lien, 9.352% (SOFR CME +4.250%), 2/12/2027	989,552
1,018,603		Asurion, LLC, 2020 Term Loan B8–1st Lien, 8.788% (3-month USLIBOR +3.250%), 12/23/2026	983,206
1,000,000		Asurion, LLC, 2021 Term Loan B4–2nd Lien, 10.505% (SOFR CME +5.250%), 1/20/2029	841,430
940,342		Asurion, LLC, 2021 Term Loan B9–1st Lien, 8.788% (3-month USLIBOR +3.250%), 7/31/2027	891,416
1,238,759		Asurion, LLC, 2022 Term Loan B10–1st Lien, 9.202% (SOFR CME +4.000%), 8/19/2028	1,175,657
1,023,369		Asurion, LLC, 2023 Term Loan B11–1st Lien, 9.452% (SOFR CME +4.250%), 8/19/2028	975,721
2,750,000		Broadstreet Partners, Inc., 2023 Term Loan B3–1st Lien, 9.160% (SOFR CME +4.000%), 1/27/2029	2,739,688
1,391,753		HUB International Ltd., 2022 Term Loan B–1st Lien, 9.072% (SOFR CME +4.000%), 11/10/2029	1,392,755
2,000,000		HUB International Ltd., 2023 Term Loan B–1st Lien, 9.341% (SOFR CME +4.250%), 6/20/2030	2,006,810
2,297,736		NFP Corp., 2020 Term Loan–1st Lien, 8.467% (SOFR CME +3.250%), 2/15/2027	2,255,883
1,396,816		Ryan Specialty Group, LLC, Term Loan–1st Lien, 8.202% (SOFR CME +3.000%), 9/1/2027	1,398,345
6,778,988		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 8.852% (SOFR CME +3.750%), 2/17/2028	6,748,820
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Insurance - P&C— continued
$ 919,037		USI, Inc., 2019 Incremental Term Loan B– 1st Lien, 8.788% (3-month USLIBOR +3.250%), 12/2/2026	$ 919,970
2,706,668		USI, Inc., 2022 Incremental Term Loan–1st Lien, 8.992% (SOFR CME +3.750%), 11/22/2029	2,706,425
		TOTAL	32,271,082
		Leisure— 0.7%
1,817,381		Alterra Mountain Co., 2023 Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 5/31/2030	1,817,381
2,100,000		Formula One Holdings Ltd., Term Loan B–1st Lien, 8.102% (SOFR CME +3.000%), 1/15/2030	2,102,888
		TOTAL	3,920,269
		Lodging— 0.5%
1,840,750		Four Seasons Hotels Ltd., 2022 Term Loan B–1st Lien, 8.452% (SOFR CME +3.250%), 11/30/2029	1,847,883
1,000,000		Wyndham Hotels & Resorts, Inc., 2023 Term Loan B–1st Lien, 7.452% (SOFR CME +2.250%), 5/24/2030	1,001,695
		TOTAL	2,849,578
		Media Entertainment— 7.2%
2,500,000		AVSC Holding Corp., 2018 Term Loan– 2nd Lien, 12.432% (1-month USLIBOR +7.250%), 9/1/2025	2,257,500
1,830,252		AVSC Holding Corp., 2020 Term Loan B1– 1st Lien, 8.432% (1-month USLIBOR +3.250%), 3/3/2025	1,792,366
1,485,672		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 10.682% (9.682% Cash 1-month USLIBOR+ 4.500%, 1.000% PIK), 10/15/2026	1,474,901
1,795,098		Clear Channel Outdoor Holdings, Inc., Term Loan B–1st Lien, 8.807% (SOFR CME +3.500%), 8/21/2026	1,717,837
3,159,743		Comet Bidco Ltd., 2018 USD Term Loan B– 1st Lien, 10.193% (6-month USLIBOR +5.000%), 9/30/2024	2,993,304
2,149,162		Cumulus Media New Holdings, Inc., Term Loan B–1st Lien, 9.226% (3-month USLIBOR +3.750%), 3/31/2026	1,611,205
942,500		E.W. Scripps Co. , 2018 Term Loan B–1st Lien, 7.217% (SOFR CME +2.000%), 10/2/2024	940,634
3,105,490		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 10.202% (SOFR CME +5.000%), 5/22/2026	3,038,722
1,504,058		Entercom Media Corp., 2019 Term Loan– 1st Lien, 7.717% (1-month USLIBOR +2.500%), 11/18/2024	838,512
1,962,594		Gray Television, Inc., 2021 Term Loan D–1st Lien, 8.275% (SOFR CME +3.000%), 12/1/2028	1,921,350
1,712,611		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 8.447% (SOFR CME +3.230%), 5/1/2026	1,491,685
3,226,440		Magnite, Inc., Term Loan–1st Lien, 10.193%–10.581% (1-month USLIBOR +5.000%, 3-month USLIBOR +5.000%), 4/28/2028	3,220,793
1,865,173		NEP Group, Inc., Incremental Term Loan B–1st Lien, 9.217% (SOFR CME +4.000%), 10/20/2025	1,681,761
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Media Entertainment— continued
$ 1,990,399		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 8.467% (SOFR CME +3.250%), 10/20/2025	$ 1,798,953
3,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 12.217% (SOFR CME +7.000%), 10/19/2026	2,565,220
1,528,190		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 7.717% (SOFR CME +2.500%), 9/18/2026	1,528,457
526,866		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 6.852% (SOFR CME +1.750%), 11/18/2026	520,006
3,321,070		Recorded Books, Inc., 2021 Term Loan–1st Lien, 9.084% (SOFR CME +4.000%), 8/29/2025	3,324,873
1,482,519		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 8.952% (SOFR CME +3.750%), 4/21/2029	1,123,008
1,965,063		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 8.443% (1-month USLIBOR +3.250%), 1/31/2029	1,932,148
1,881,000		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 9.492% (SOFR CME +4.250%), 6/24/2029	1,880,210
		TOTAL	39,653,445
		Metals & Mining— 0.3%
1,463,826		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 9.199% (SOFR CME +4.000%), 10/12/2028	1,427,237
		Midstream— 0.4%
1,908,164		Buckeye Partners, LP, 2021 Term Loan B– 1st Lien, 7.452% (1-month USLIBOR +2.250%), 11/1/2026	1,897,631
		Oil Field Services— 0.3%
1,362,194		ChampionX Corp., 2022 Term Loan B1–1st Lien, 8.500% (SOFR CME +3.250%), 6/7/2029	1,365,027
		Packaging— 2.7%
166,667		Anchor Glass Container Corp., 2016 Term Loan–2nd Lien, 13.042% (3-month USLIBOR +7.750%), 12/7/2024	68,056
234,000		Anchor Glass Container Corp., 2020 Incremental Term Loan–1st Lien, 10.210% (3-month USLIBOR +5.000%), 12/7/2023	182,520
2,910,650		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 8.967% (SOFR CME +3.750%), 12/1/2027	2,891,556
1,375,194		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.377% (SOFR CME +4.175%), 4/13/2029	1,355,880
2,000,000		Mauser Packaging Solutions Holding Co., Term Loan B–1st Lien, 9.160% (SOFR CME +4.000%), 8/14/2026	1,996,800
3,177,012		RLG Holdings, LLC, 2021 Term Loan–1st Lien, 9.467% (SOFR CME +4.250%), 7/7/2028	3,030,075
4,000,000		RLG Holdings, LLC, 2021 Term Loan– 2nd Lien, 12.717% (1-month USLIBOR +7.500%), 7/6/2029	3,693,320
1,436,744		Trident TPI Holdings, Inc., 2021 Incremental Term Loan–1st Lien, 9.538% (3-month USLIBOR +4.000%), 9/15/2028	1,417,248
		TOTAL	14,635,455
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Pharmaceuticals— 1.4%
$ 1,900,000		Bausch Health Cos., Inc., 2022 Term Loan B–1st Lien, 10.426% (SOFR CME +5.250%), 2/1/2027	$ 1,440,770
2,577,089		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 7.753% (SOFR CME +2.250%), 7/3/2028	2,580,310
1,622,479		Jazz Financing Lux S.a.r.l., USD Term Loan– 1st Lien, 8.693% (1-month USLIBOR +3.500%), 5/5/2028	1,622,041
1,506,056		Organon & Co., USD Term Loan–1st Lien, 8.250% (1-month USLIBOR +3.000%), 6/2/2028	1,507,705
642,083		PRA Health Sciences, Inc., US Term Loan–1st Lien, 7.753% (SOFR CME +2.250%), 7/3/2028	642,886
		TOTAL	7,793,712
		Restaurant— 0.8%
2,229,058		1011778 B.C. Unlimited Liability Co., Term Loan B4–1st Lien, 6.942% (1-month USLIBOR +1.750%), 11/19/2026	2,216,976
2,127,504		IRB Holding Corp., 2022 Term Loan B–1st Lien, 8.202% (SOFR CME +3.000%), 12/15/2027	2,115,537
		TOTAL	4,332,513
		Retailers— 1.5%
1,000,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan–2nd Lien, 11.202% (SOFR CME +6.000%), 12/20/2029	935,000
1,475,056		ABG Intermediate Holdings 2, LLC, 2021 Term Loan B1–1st Lien, 8.702% (SOFR CME +3.500%), 12/21/2028	1,471,000
308,642	[2]	ABG Intermediate Holdings 2, LLC, 2023 Delayed Draw Term Loan–1st Lien, TBD, 12/21/2028	308,372
941,358		ABG Intermediate Holdings 2, LLC, 2023 Term Loan B2–1st Lien, 9.202% (SOFR CME +4.000%), 12/21/2028	940,535
1,496,250		Hanesbrands, Inc., 2023 Term Loan B–1st Lien, 8.852% (SOFR CME +3.750%), 3/8/2030	1,503,731
2,334,388		Petco Health and Wellness Co., Inc., 2021 Term Loan B–1st Lien, 8.753% (SOFR CME +3.250%), 3/3/2028	2,321,117
997,500		Sally Holdings, LLC, 2023 Term Loan B–1st Lien, 7.602% (SOFR CME +2.500%), 2/28/2030	997,500
		TOTAL	8,477,255
		Services— 1.3%
2,369,063		Covetrus, Inc., Term Loan–1st Lien, 10.242% (SOFR CME +5.000%), 10/13/2029	2,212,112
2,172,780		Service Logic Acquisition, Inc, Term Loan– 1st Lien, 9.273% (3-month USLIBOR +4.000%), 10/29/2027	2,157,843
2,213,424		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 8.693% (1-month USLIBOR +3.500%), 5/12/2028	2,104,601
1,000,000		USIC Holdings, Inc., 2021 Term Loan– 2nd Lien, 11.693% (1-month USLIBOR +6.500%), 5/14/2029	916,665
		TOTAL	7,391,221
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— 20.1%
$ 1,968,797		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 7.993%–8.262% (SOFR CME +3.100%), 2/1/2029	$ 1,942,967
1,500,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 10.493% (SOFR CME +5.600%), 2/1/2030	1,334,768
2,144,814		Applied Systems, Inc., 2022 Extended Term Loan–1st Lien, 9.742% (SOFR CME +4.500%), 9/18/2026	2,150,348
2,207,616		AppLovin Corp., 2021 Term Loan B–1st Lien, 8.202% (SOFR CME +3.100%), 10/25/2028	2,204,658
1,922,785		Atlas Purchaser, Inc., 2021 Term Loan– 1st Lien, 10.385% (3-month USLIBOR +5.250%), 5/8/2028	1,304,792
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 14.500% (SOFR CME +9.000%), 5/7/2029	510,000
1,222,845		Banff Merger Sub, Inc., 2021 USD Term Loan–1st Lien, 8.967% (SOFR CME +3.750%), 10/2/2025	1,214,554
1,000,000		Banff Merger Sub, Inc., 2021 USD Term Loan–2nd Lien, 10.717% (SOFR CME +5.500%), 2/27/2026	977,500
2,985,000		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.545% (SOFR CME +4.500%), 8/15/2029	2,888,361
4,000,000		Barracuda Networks, Inc., 2022 Term Loan–2nd Lien, 12.045% (SOFR CME +7.000%), 8/15/2030	3,562,000
1,970,000		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 7.327% (SOFR CME +2.250%), 9/21/2028	1,967,232
1,840,750		CDK Global, Inc., 2022 USD Term Loan B–1st Lien, 9.492% (SOFR CME +4.250%), 7/6/2029	1,837,750
1,995,000		Cloud Software Group, Inc., 2022 USD Term Loan–1st Lien, 9.739%–9.842% (SOFR CME +4.500%), 3/30/2029	1,870,731
2,206,957		Cloudera, Inc., 2021 Term Loan–1st Lien, 8.952% (SOFR CME +3.750%), 10/8/2028	2,159,375
1,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 11.084% (SOFR CME +6.000%), 10/8/2029	910,000
1,445,265		CoreLogic, Inc., Term Loan–1st Lien, 8.750% (1-month USLIBOR +3.500%), 6/2/2028	1,308,326
3,250,000		Cvent, Inc., 2023 Term Loan B–1st Lien, 9.004% (SOFR CME +3.750%), 6/17/2030	3,191,094
1,949,622		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 9.264% (SOFR CME +4.000%), 10/16/2026	1,935,916
1,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 12.264% (SOFR CME +7.000%), 2/19/2029	921,670
845,958		Diebold Nixdorf, Inc., 2023 DIP Term Loan B1–1st Lien, 12.674% (SOFR CME +7.500%), 10/2/2023	803,961
549,574		Diebold Nixdorf, Inc., 2023 DIP Term Loan B2–1st Lien, 12.674% (SOFR CME +7.500%), 10/2/2023	522,290
4,255,950		Digi International, Inc., Term Loan B– 1st Lien, 10.217% (1-month USLIBOR +5.000%), 11/1/2028	4,261,270
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 1,248,233		Dun & Bradstreet Corp., Term Loan–1st Lien, 8.434% (SOFR CME +3.250%), 2/6/2026	$ 1,250,886
2,005,963		Emrld Borrower, LP, Term Loan B–1st Lien, 8.264% (SOFR CME +3.000%), 5/31/2030	2,008,471
2,387,926		Epicor Software Corp., 2020 Term Loan–1st Lien, 8.467% (SOFR CME +3.250%), 7/30/2027	2,361,516
2,194,040		Gainwell Acquisition Corp., Term Loan B–1st Lien, 9.342% (SOFR CME +4.000%), 10/1/2027	2,163,872
918,168		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 7.193% (1-month USLIBOR +2.000%), 8/10/2027	918,117
995,000		Go Daddy Operating Co., LLC, 2022 Term Loan B5–1st Lien, 8.102% (SOFR CME +3.000%), 11/9/2029	998,065
2,318,825		GoTo Group, Inc., Term Loan B–1st Lien, 9.943% (1-month USLIBOR +4.750%), 8/31/2027	1,462,147
1,791,809		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, 9.193% (SOFR CME +4.000%), 12/1/2027	1,789,408
1,553,653		Hyland Software, Inc., 2018 Term Loan– 1st Lien, 8.693% (1-month USLIBOR +3.500%), 7/1/2024	1,542,777
780,000		Hyland Software, Inc., 2021 Term Loan–2nd Lien, 11.467% (SOFR CME +6.250%), 7/7/2025	753,675
1,833,304		II-VI, Inc., 2022 Term Loan B–1st Lien, 7.967% (SOFR CME +2.750%), 7/2/2029	1,832,735
223,307		Marcel LUX IV S.a.r.l., 2020 USD Term Loan B–1st Lien, 9.164% (SOFR CME +4.000%), 12/31/2027	222,888
742,268		Marcel LUX IV S.a.r.l., USD Term Loan B1–1st Lien, 8.414% (SOFR CME +3.250%), 3/15/2026	741,340
1,000,000		Mitchell International, Inc., 2021 Term Loan– 2nd Lien, 11.693% (1-month USLIBOR +6.500%), 10/15/2029	887,500
1,723,590		Mitchell International, Inc., 2021 Term Loan B– 1st Lien, 8.943% (1-month USLIBOR +3.750%), 10/15/2028	1,688,584
4,785,223		MLN US HoldCo, LLC, 2018 Term Loan–1st Lien, 9.838% (SOFR CME +4.500%), 11/30/2025	1,148,453
2,222,312		NCR Corp., 2019 Term Loan–1st Lien, 7.780% (3-month USLIBOR +2.500%), 8/28/2026	2,219,534
1,500,000		NEXUS Buyer, LLC, 2021 Term Loan–2nd Lien, 11.452% (SOFR CME +6.250%), 11/5/2029	1,356,562
2,302,115		NEXUS Buyer, LLC, Term Loan B–1st Lien, 8.952% (SOFR CME +3.750%), 11/9/2026	2,228,528
1,641,750		Open Text Corp., 2022 Term Loan B–1st Lien, 8.702% (SOFR CME +3.500%), 1/31/2030	1,650,985
2,272,652		Optiv Security, Inc., 2023 Term Loan–1st Lien, 10.338% (SOFR CME +5.250%), 8/1/2026	2,170,860
1,206,484		Planview Parent, Inc., Term Loan–1st Lien, 9.503% (SOFR CME +4.000%), 12/17/2027	1,148,048
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 2,382,404		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 9.200% (1-month USLIBOR +4.000%), 4/26/2024	$ 2,379,795
1,343,528		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 8.717% (SOFR CME +3.500%), 6/1/2026	1,329,844
1,457,595		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 8.717% (1-month USLIBOR +3.500%), 5/30/2026	1,442,108
2,400,000	[2]	Quartz Acquireco, LLC, Term Loan B–1st Lien, TBD, 6/28/2030	2,403,000
1,500,000		Renaissance Holding Corp., 2018 Term Loan– 2nd Lien, 12.193% (1-month USLIBOR +7.000%), 5/29/2026	1,479,240
1,400,000		Renaissance Holding Corp., 2023 Refi Term Loan–1st Lien, 9.992% (SOFR CME +4.750%), 4/5/2030	1,385,454
1,818,468		Rocket Software, Inc., 2018 Term Loan– 1st Lien, 9.467% (1-month USLIBOR +4.250%), 11/28/2025	1,803,075
2,390,084		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 9.202% (SOFR CME +4.000%), 8/14/2026	2,386,523
1,085,087		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 7.077% (SOFR CME +1.875%), 3/12/2027	1,086,557
1,910,000		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 8.045% (SOFR CME +3.000%), 8/1/2025	1,911,910
1,462,697		Sophia, LP, 2021 Term Loan B–1st Lien, 9.038% (3-month USLIBOR +3.500%), 10/7/2027	1,449,291
1,480,025		Sophia, LP, 2022 Incremental Term Loan B–1st Lien, 9.352% (SOFR CME +4.250%), 10/7/2027	1,469,391
1,015,392		SS&C Technologies, Inc., 2022 Term Loan B6–1st Lien, 7.452% (SOFR CME +2.250%), 3/22/2029	1,013,702
1,031,670		SS&C Technologies, Inc., 2022 Term Loan B7–1st Lien, 7.452% (SOFR CME +2.250%), 3/22/2029	1,029,952
1,336,154		Tempo Acquisition, LLC, 2022 Term Loan B–1st Lien, 8.102% (SOFR CME +3.000%), 8/31/2028	1,338,185
195,291		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 7.467% (SOFR CME +2.250%), 12/1/2028	195,057
2,632,932		Ultimate Software Group, Inc. (The), 2021 Term Loan–1st Lien, 8.271% (SOFR CME +3.250%), 5/4/2026	2,587,949
1,900,000		Ultimate Software Group, Inc. (The), 2021 Term Loan–2nd Lien, 10.271% (SOFR CME +5.250%), 5/3/2027	1,847,750
1,892,962		Ultimate Software Group, Inc. (The), Term Loan B–1st Lien, 8.895% (SOFR CME +3.750%), 5/4/2026	1,870,256
2,323,947		Veritas US, Inc., 2021 USD Term Loan B– 1st Lien, 10.217% (1-month USLIBOR +5.000%), 9/1/2025	1,905,997
2,174,324		VS Buyer, LLC, Term Loan B–1st Lien, 8.524% (SOFR CME +3.250%), 2/28/2027	2,153,265
2,426,279		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 8.967% (SOFR CME +3.750%), 12/21/2027	2,389,581
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Technology— continued
$ 1,496,250		World Wide Technology Holding Co., LLC, Term Loan–1st Lien, 8.524% (SOFR CME +3.250%), 3/1/2030	$ 1,499,055
		TOTAL	110,681,451
		Transportation Services— 0.3%
1,882,827		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 7.342% (SOFR CME +2.000%), 12/30/2026	1,883,317
		Utility - Electric— 0.4%
1,506,759		Calpine Construction Finance Co., LP, 2017 Term Loan B–1st Lien, 7.193% (1-month USLIBOR +2.000%), 1/15/2025	1,507,384
910,715		Calpine Corp., 2020 Term Loan B5–1st Lien, 7.700% (1-month USLIBOR +2.500%), 12/16/2027	911,211
		TOTAL	2,418,595
		Wireless Communications— 0.4%
2,151,136		Iridium Satellite, LLC, 2021 Term Loan B2–1st Lien, 7.702% (SOFR CME +2.500%), 11/4/2026	2,154,589
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $486,693,157)	463,404,068
		ASSET-BACKED SECURITIES— 5.7%
		Automotive— 0.7%
500,000		BMW Vehicle Lease Trust 2023-1, Class A2, 5.270%, 2/25/2025	499,045
400,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	398,486
280,000		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	276,482
850,000		GM Financial Securitized Term 2023-1, Class A2A, 5.190%, 3/16/2026	847,052
194,320	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 5.750% (SOFR +0.690%), 1/15/2026	194,614
900,000		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	896,372
500,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	489,956
500,000		World Omni Auto Receivables Trust 2023-A, Class A2A, 5.180%, 7/15/2026	498,122
		TOTAL	4,100,129
		Finance Companies— 4.3%
1,600,000	[1]	Ballyrock, Ltd. 2020-14A, Class C, 8.850% (SOFR +3.600%), 1/20/2034	1,515,457
750,000	[1]	Dryden Senior Loan Fund 2021-87A, Class D, 8.329% (3-month USLIBOR +2.950%), 5/20/2034	688,342
500,000	[1]	Dryden Senior Loan Fund 2021-90A, Class D, 8.379% (3-month USLIBOR +3.000%), 2/20/2035	453,388
500,000	[1]	Elmwood CLO, 23 Ltd. 2023-2A, Class A, 6.856% (SOFR +1.800%), 4/16/2036	498,629
500,000	[1]	Elmwood CLO, 23 Ltd. 2023-2A, Class B, 7.306% (SOFR +2.250%), 4/16/2036	497,326
500,000	[1]	Elmwood CLO, XI Ltd. 2021-4A, Class D, 8.200% (SOFR +2.950%), 10/20/2034	479,618
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 750,000	[1]	GoldenTree Loan Management US 2020-7A, Class CR, 6.860% (SOFR +2.050%), 4/20/2034	$ 732,892
1,500,000	[1]	GoldenTree Loan Management US 2020-7A, Class DR, 8.400% (SOFR +3.150%), 4/20/2034	1,444,448
750,000	[1]	GoldenTree Loan Management US 2023-17A, Class A, 6.997% (SOFR +1.750%), 7/20/2036	750,118
500,000	[1]	GoldenTree Loan Management US 2023-17A, Class B, 7.697% (SOFR +2.450%), 7/20/2036	500,644
1,750,000	[1]	Magnetite CLO, Ltd. 2020-28A, Class ER, 11.400% (SOFR +6.150%), 1/20/2035	1,633,872
1,000,000	[1]	Neuberger Berman CLO, Ltd. 2020-39A, Class D, 8.850% (SOFR +3.600%), 1/20/2032	971,537
1,250,000	[1]	OCP CLO, Ltd. 2019-16A, Class DR, 8.361% (SOFR +3.150%), 4/10/2033	1,162,674
2,250,000	[1]	OCP CLO, Ltd. 2020-18A, Class DR, 8.450% (SOFR +3.200%), 7/20/2032	2,103,100
2,250,000	[1]	OCP CLO, Ltd. 2020-8RA, Class C, 9.010% (SOFR +3.750%), 1/17/2032	2,101,509
500,000	[1]	Palmer Square Loan Funding Ltd. 2022-2A, Class C, 8.086% (SOFR CME +3.100%), 10/15/2030	477,396
1,200,000	[1]	Palmer Square Loan Funding Ltd. 2022-5A, Class C, 8.570% (SOFR +3.910%), 1/15/2031	1,173,923
1,250,000	[1]	Pikes Peak CLO, 2021-7A, Class D, 8.795% (3-month USLIBOR +3.400%), 2/25/2034	1,171,196
1,000,000	[1]	Rockland Park CLO Ltd. 2021-1A, Class C, 6.710% (SOFR +1.900%), 4/20/2034	969,668
1,000,000	[1]	Stratus CLO, 2021-2A, Class E, 11.000% (SOFR +5.750%), 12/28/2029	937,963
1,000,000	[1]	Stratus CLO, 2022-1A, Class D, 8.890% (SOFR +4.250%), 7/20/2030	971,108
1,000,000	[1]	Stratus CLO, 2022-1A, Class E, 12.548% (SOFR CME +7.500%), 7/20/2030	977,151
1,000,000	[1]	Symphony CLO, Ltd. 2016 - 18A, Class DR, 8.522% (SOFR +3.250%), 7/23/2033	930,119
500,000	[1]	Symphony CLO, Ltd. 2021-29A, Class D, 8.410% (SOFR +3.150%), 1/15/2034	474,380
		TOTAL	23,616,458
		Other— 0.7%
517,140	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.120% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	517,348
675,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	668,555
750,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/15/2026	731,467
850,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	834,459
600,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	589,327
500,000		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	497,194
		TOTAL	3,838,350
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $32,761,140)	31,554,937
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— 4.5%
		Aerospace/Defense— 0.0%
$ 63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	$ 64,058
		Airlines— 0.3%
1,000,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	991,590
400,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	401,358
		TOTAL	1,392,948
		Automotive— 0.1%
700,000		Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	698,290
		Banking— 0.1%
350,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	337,283
		Cable Satellite— 0.4%
1,000,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	906,811
1,000,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	977,041
300,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	275,709
		TOTAL	2,159,561
		Consumer Cyclical Services— 0.1%
500,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	496,846
		Consumer Products— 0.1%
700,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	651,762
		Diversified Manufacturing— 0.2%
1,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,087,293
		Finance Companies— 0.3%
800,000	[1]	American Express Co., Sr. Unsecd. Note, 5.506% (SOFR +0.760%), 2/13/2026	798,452
250,000	[1]	American Express Co., Sr. Unsecd. Note, 5.786% (SOFR +0.930%), 3/4/2025	251,669
850,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	844,115
		TOTAL	1,894,236
		Financial Institutions— 0.2%
1,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	955,682
		Gaming— 0.6%
1,000,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	880,897
375,000		Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	376,928
900,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	866,305
1,000,000		Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	995,561
		TOTAL	3,119,691
		Health Care— 0.6%
3,500,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	3,021,270
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Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Health Care— continued
$ 500,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	$ 426,752
		TOTAL	3,448,022
		Insurance - P&C— 0.3%
1,675,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	1,623,252
		Media Entertainment— 0.2%
601,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	413,857
1,000,000		iHeartCommunications, Inc., 6.375%, 5/1/2026	840,159
		TOTAL	1,254,016
		Midstream— 0.1%
500,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	505,270
		Packaging— 0.1%
500,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	489,632
		REIT - Other— 0.1%
300,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	303,339
		Technology— 0.3%
1,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	1,002,190
1,000,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	886,191
		TOTAL	1,888,381
		Transportation Services— 0.4%
2,200,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	2,153,630
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,840,336)	24,523,192
		COMMON STOCKS— 0.2%
		Aerospace/Defense— 0.0%
46,202	[3]	Constellis Holdings LLC	14,461
		Health Care— 0.2%
180,104	[3]	Carestream Health, Inc.	1,125,650
		Technology— 0.0%
1,395,532	[3,4]	Diebold Nixdorf, Inc., Rights	62,799
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	1,202,910
		EXCHANGE-TRADED FUNDS— 1.1%
200,000		Invesco Senior Loan ETF	4,208,000
50,000		SPDR Blackstone Senior Loan ETF	2,093,500
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,281,000)	6,301,500
Bank Loan Core Fund
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANY— 1.4%
7,717,419	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.19%[5] (IDENTIFIED COST $7,716,294)	$ 7,715,875
	TOTAL INVESTMENT IN SECURITIES—97.0% (IDENTIFIED COST $563,145,468)[6]	534,702,482
	OTHER ASSETS AND LIABILITIES - NET—3.0%[7]	16,619,888
	TOTAL NET ASSETS—100%	$551,322,370
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2022	$4,959,566
Purchases at Cost	$434,698,432
Proceeds from Sales	$(431,950,877)
Change in Unrealized Appreciation/Depreciation	$(168)
Net Realized Gain/(Loss)	$8,922
Value as of 6/30/2023	$7,715,875
Shares Held as of 6/30/2023	7,717,419
Dividend Income	$389,582

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at June 30, 2023 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $560,513,412.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
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Annual Shareholder Report

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$463,404,068	$—	$463,404,068
Asset-Backed Securities	—	31,554,937	—	31,554,937
Corporate Bonds	—	24,523,192	—	24,523,192
Exchange-Traded Funds	6,301,500	—	—	6,301,500
Equity Securities:
Common Stocks
Domestic	—	1,140,111	62,799	1,202,910
Investment Company	7,715,875	—	—	7,715,875
TOTAL SECURITIES	$14,017,375	$520,622,308	$62,799	$534,702,482

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
TBD	—To Be Determined
See Notes which are an integral part of the Financial Statements
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Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.82	$9.69	$9.14	$9.83	$10.02
Income From Investment Operations:
Net investment income (loss)	0.72	0.46	0.43	0.49	0.59
Net realized and unrealized gain (loss)	(0.15)	(0.86)	0.52	(0.69)	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.57	(0.40)	0.95	(0.20)	0.39
Less Distributions:
Distributions from net investment income	(0.72)	(0.47)	(0.40)	(0.49)	(0.58)
Net Asset Value, End of Period	$8.67	$8.82	$9.69	$9.14	$9.83
Total Return[1]	6.68%	(4.39)%	10.50%	(2.15)%	4.02%
Ratios to Average Net Assets:
Net expenses[2]	0.06%	0.05%	0.05%	0.06%	0.06%
Net investment income	8.23%	4.83%	4.47%	5.22%	5.98%
Expense waiver/reimbursement[3]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$551,322	$1,354,326	$1,968,305	$1,148,240	$1,043,884
Portfolio turnover[4]	22%	44%	31%	43%	38%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2023

Assets:
Investment in securities, at value including $7,715,875 of investments in affiliated holdings* (identified cost $563,145,468, including $7,716,294 of identified cost in affiliated holdings)	$534,702,482
Cash	15,632
Cash denominated in foreign currencies (identified cost $49,364)	50,108
Income receivable	5,399,433
Income receivable from affiliated holdings	42,382
Receivable for investments sold	22,608,854
Total Assets	562,818,891
Liabilities:
Payable for investments purchased	7,155,530
Payable for shares redeemed	750,000
Income distribution payable	3,424,486
Accrued expenses (Note 5)	166,505
Total Liabilities	11,496,521
Net assets for 63,566,988 shares outstanding	$551,322,370
Net Assets Consist of:
Paid-in capital	$771,112,860
Total distributable earnings (loss)	(219,790,490)
Total Net Assets	$551,322,370
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$551,322,370 ÷ 63,566,988 shares outstanding, no par value, unlimited shares authorized	$8.67

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2023

Investment Income:
Interest	$69,659,732
Dividends (including $389,582 received from affiliated holdings*)	607,532
TOTAL INCOME	70,267,264
Expenses:
Administrative fee (Note 5)	5,498
Custodian fees	35,293
Transfer agent fees	53,727
Directors’/Trustees’ fees (Note 5)	8,916
Auditing fees	36,087
Legal fees	10,768
Portfolio accounting fees	355,000
Printing and postage	18,945
Miscellaneous (Note 5)	22,708
TOTAL EXPENSES	546,942
Net investment income	69,720,322
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $8,922 on sales of investments in affiliated holdings*)	(88,400,797)
Net realized gain on foreign currency transactions	4,281
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(168) on investments in affiliated holdings*)	72,139,068
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	744
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(16,256,704)
Change in net assets resulting from operations	$53,463,618

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended June 30	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,720,322	$86,568,359
Net realized gain (loss)	(88,396,516)	(32,938,553)
Net change in unrealized appreciation/depreciation	72,139,812	(125,556,841)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,463,618	(71,927,035)
Distributions to Shareholders	(66,960,902)	(87,744,304)
Share Transactions:
Proceeds from sale of shares	13,980,000	640,173,450
Net asset value of shares issued to shareholders in payment of distributions declared	20,369,628	50,490,786
Cost of shares redeemed	(823,855,527)	(1,144,972,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(789,505,899)	(454,307,880)
Change in net assets	(803,003,183)	(613,979,219)
Net Assets:
Beginning of period	1,354,325,553	1,968,304,772
End of period	$551,322,370	$1,354,325,553
See Notes which are an integral part of the Financial Statements
Bank Loan Core Fund
Annual Shareholder Report

Notes to Financial Statements
June 30, 2023
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if
Bank Loan Core Fund
Annual Shareholder Report

information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Bank Loan Core Fund
Annual Shareholder Report

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Bank Loan Core Fund
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the
Bank Loan Core Fund
Annual Shareholder Report

secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 6/30/2023	Year Ended 6/30/2022
Shares sold	1,573,768	66,442,219
Shares issued to shareholders in payment of distributions declared	2,323,978	5,315,759
Shares redeemed	(93,866,788)	(121,385,347)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(89,969,042)	(49,627,369)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from non-deductible partnership expenses.
Bank Loan Core Fund
Annual Shareholder Report

For the year ended June 30, 2023, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(96,537)	$96,537
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$66,960,902	$87,744,304
As of June 30, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$5,192,197
Net unrealized depreciation	$(25,810,930)
Capital loss carryforwards	$(195,748,015)
Other temporary differences	$(3,423,742)
TOTAL	$(219,790,490)
At June 30, 2023, the cost of investments for federal tax purposes was $560,513,412. The net unrealized depreciation of investments for federal tax purposes was $25,810,930. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,338,736 and unrealized depreciation from investments for those securities having an excess of cost over value of $30,149,666.
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
As of June 30, 2023, the Fund had a capital loss carryforward of $195,748,015 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$44,537,568	$151,210,447	$195,748,015
Bank Loan Core Fund
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2023, were as follows:
Purchases	$177,651,426
Sales	$934,640,320
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
Bank Loan Core Fund
Annual Shareholder Report

plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the year ended June 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the year ended June 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Bank Loan Core Fund
Annual Shareholder Report

11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Bank Loan Core Fund
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF BANK LOAN CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust), at June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting
Bank Loan Core Fund
Annual Shareholder Report

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 22, 2023
Bank Loan Core Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,047.00	$0.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.50	$0.30

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Bank Loan Core Fund
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead
Director, Member of the Audit and Nominating and Corporate
Governance Committees, Haverty Furniture Companies, Inc.; formerly,
Director, Member of Governance and Compensation Committees,
Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Emerita, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate General Secretary for the Diocese of Pittsburgh, a
member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was
appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme
Court of Pennsylvania and currently serves on the Judicial Ethics
Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director, CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.; and Director and Vice Chair, Saint
Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Fund Family; Sole Proprietor,
Navigator Management Company (investment and strategic
consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic
Charities, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Jeremy D. Boughton Birth Date: September 29, 1976 TREASURER Officer since: March 2024
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company and Federated MDTA, LLC.
Formerly, Controller, Federated Hermes, Inc. and Financial and
Operations Principal for Federated Securities Corp. Mr. Boughton has
received the Certified Public Accountant designation.
Previous Positions: Senior Vice President and Assistant Treasurer,
Federated Investors Management Company; Treasurer, Federated
Investors Trust Company; Assistant Treasurer, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Securities Corp., Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, Federated
MDTA, LLC and Federated Hermes (UK) LLP, as well as other
subsidiaries of Federated Hermes, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Floating Rate Strategic Income Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
Annual Shareholder Report

other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Floating Rate Strategic Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C670
CUSIP 31420C571
Q450751 (5/24)
© 2024 Federated Hermes, Inc.

Annual Shareholder Report
March 31, 2024

Share Class | Ticker	A | FUSGX	C | FUSCX	Institutional | FCBRX

Federated Hermes Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2023 through March 31, 2024. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Fund for U.S. Government Securities (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2024, was 0.74% for the Class A Shares, -0.04% for the Class C Shares and 1.00% for the Institutional Shares. The 1.00% total return of the Institutional Shares consisted of 3.54% in taxable dividends and -2.54% of price depreciation in the net asset value of the shares. The Bloomberg US Mortgage-Backed Securities Index (BMBS),1 the Fund’s broad-based securities market index, returned 1.39% for the same period. The total return of the Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was 2.74% for the same period. The Fund’s and the LUSMFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses not reflected in the total return of the BMBS.
During the reporting period, the most significant factors affecting the Fund’s performance were: (a) interest rate strategy; (b) security selection; and (c) sector allocation. In sum, these factors made a positive impact on Fund performance relative to the BMBS on a gross return basis. The Fund nevertheless underperformed the BMBS on a net return basis after taking into account cash flows, transaction costs and expenses (which the BMBS does not incur).
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BMBS.
MARKET OVERVIEW
The Federal Reserve (the “Fed”) tightened monetary policy after two of the first three Federal Open Market Committee (FOMC) meetings during the fiscal year. However, in an indication that the federal funds target rate was sufficiently high and progress in the fight against inflation had been made, the Fed maintained the federal funds target rate in a range of 5.25%-5.50% over five consecutive FOMC meetings to end the reporting period. The FOMC noted in the final meeting of the reporting period that “the risks to achieving its employment and inflation goals are moving into better balance.” While the federal funds target rate held steady in the latter stages of the fiscal year, quantitative tightening continued as the Fed’s portfolio of securities continued to shrink. U.S. Treasury holdings contracted as securities matured while scheduled and unscheduled principal paydowns of mortgage loans resulted in reduced holdings of mortgage-backed securities (MBS).3 The higher federal funds target rate and quantitative tightening combined to produce tighter monetary policy.
Annual Shareholder Report
1

U.S. Treasury yields moved in a wide range with significant intra-period volatility. For example, the 5-year U.S. Treasury yield increased 64 basis points during the reporting period; however, it traded in a yield range which spanned 166 basis points. As the federal funds target rate stabilized, investor confidence that rate hikes were complete, or nearly so, increased and a rally in rates and spread sectors ensued.
Broadly speaking, spread sector performance was strong across asset classes, led by high-yield and investment-grade corporate credit sectors. MBS also posted robust excess returns as the high-quality sector proved attractive to investors at historically wide yield spreads.
During the fiscal year, the 2- and 10-year U.S. Treasury yields increased 59 and 73 basis points to yield 4.62% and 4.20%, respectively.4 interest rate strategy
The Fund increased effective duration5 and adjusted yield curve6 exposure relative to the BMBS in anticipation of yield changes and lower market yields. The timing of such tactical interest rate strategy moves was inopportune and did not perform as expected. Interest rate strategy made a negative contribution to Fund performance during the reporting period.
SECURITY SELECTION
Security selection within residential MBS holdings was positive, resulting in an overall beneficial impact on the portfolio for the reporting period.
Sector allocation
Private label MBS, commercial MBS and asset-backed securities were positive contributors to portfolio asset allocation. In aggregate, sector allocation made a positive impact on Fund performance.
1
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Lipper peer group.
3
The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
6
The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Fund for U.S. Government Securities (the “Fund”) from March 31, 2014 to March 31, 2024, compared to the Bloomberg US Mortgage Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2024

◾ Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
◾ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Returns table below for the returns of the additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 3/31/2024
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-3.83%	-1.89%	-0.02%
Class C Shares	-1.02%	-1.74%	-0.14%
Institutional Shares[4]	1.00%	-0.83%	0.52%
BMBS	1.39%	-0.39%	1.12%
LUSMFA	2.74%	-0.10%	1.01%
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The BMBS tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund’s Institutional Shares commenced operations on May 28, 2020. For the periods prior to the commencement of operations for the Institutional Shares, the performance information shown is for the Fund’s A Shares. The performance of the A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares has a lower expense ratio than the expense ratio of the A Shares. The performance of the A Shares has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund’s A Shares and Institutional Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At March 31, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	89.0%
Non-Agency Mortgage-Backed Securities	5.5%
Asset-Backed Securities	3.1%
Collateralized Mortgage Obligations	1.3%
Derivative Contracts	(0.0)%
Cash Equivalents[2]	3.2%
Other Assets and Liabilities—Net[3]	(2.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities and derivatives in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
5

Portfolio of Investments
March 31, 2024
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 89.0%
	Federal Home Loan Mortgage Corporation— 28.9%
$ 837,220	2.000%, 4/1/2036	$ 749,324
1,526,365	2.000%, 3/1/2051	1,222,136
3,327,877	2.000%, 8/1/2051	2,661,458
2,540,823	2.000%, 11/1/2051	2,034,396
6,261,132	2.000%, 1/1/2052	4,976,012
809,607	2.500%, 10/1/2051	677,353
3,155,526	2.500%, 11/1/2051	2,658,788
2,772,273	2.500%, 1/1/2052	2,326,337
1,730,585	2.500%, 1/1/2052	1,454,374
3,470,980	2.500%, 4/1/2052	2,913,737
567,390	3.500%, 6/1/2052	515,806
1,580,738	3.500%, 7/1/2052	1,430,109
745,712	4.000%, 4/1/2052	700,471
1,534,234	4.000%, 5/1/2052	1,425,813
569,620	4.000%, 9/1/2052	527,942
1,260	4.500%, 6/1/2024	1,254
34,191	4.500%, 11/1/2039	33,478
174,564	5.000%, 1/1/2034	174,852
409,605	5.000%, 5/1/2034	410,147
42,360	5.000%, 2/1/2039	42,673
86,751	5.000%, 7/1/2039	87,347
1,144,278	5.500%, 5/1/2034	1,167,114
154,529	5.500%, 12/1/2035	158,303
90,895	5.500%, 5/1/2036	93,283
18,701	5.500%, 6/1/2036	19,168
300,357	5.500%, 6/1/2036	308,478
14,121	5.500%, 9/1/2037	14,490
604,266	5.500%, 5/1/2038	608,625
9,909	6.000%, 2/1/2032	10,113
10,719	6.500%, 4/1/2038	11,317
38,037	6.500%, 10/1/2038	40,286
4,148	6.500%, 10/1/2038	4,404
13,502	7.500%, 1/1/2027	13,697
1,820	7.500%, 12/1/2029	1,895
33,004	7.500%, 5/1/2030	33,648
Annual Shareholder Report
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 27,416	7.500%, 2/1/2031	$ 28,768
	TOTAL	29,537,396
	Federal National Mortgage Association— 55.2%
2,587,336	2.000%, 5/1/2036	2,298,721
1,488,131	2.000%, 7/1/2050	1,185,012
9,526,035	2.000%, 5/1/2051	7,573,759
5,438,417	2.000%, 2/1/2052	4,344,256
1,153,523	2.000%, 2/1/2052	916,758
2,880,467	2.000%, 2/1/2052	2,300,943
1,603,806	2.500%, 5/1/2037	1,464,870
7,278,487	2.500%, 10/1/2051	6,084,955
738,409	2.500%, 10/1/2051	616,401
1,898,451	2.500%, 1/1/2052	1,586,548
685,722	2.500%, 3/1/2052	567,491
411,467	3.000%, 2/1/2047	364,200
4,125,741	3.000%, 2/1/2048	3,638,908
7,273,624	3.000%, 6/1/2052	6,335,789
2,868,323	3.500%, 1/1/2048	2,600,603
1,669,834	3.500%, 11/1/2050	1,526,632
2,094,513	3.500%, 6/1/2052	1,889,691
2,184,034	3.500%, 1/1/2053	1,969,775
86,725	4.000%, 3/1/2048	81,525
1,340,662	4.000%, 7/1/2052	1,245,919
1,417,531	4.000%, 5/1/2053	1,320,457
28,974	4.500%, 6/1/2041	28,340
1,321,227	4.500%, 8/1/2052	1,259,630
1,809,545	4.500%, 8/1/2052	1,723,599
837,511	4.500%, 2/1/2053	798,465
469,754	5.000%, 7/1/2034	470,591
35,877	5.000%, 10/1/2039	36,020
122,397	5.000%, 12/1/2039	123,265
28,751	5.000%, 1/1/2040	28,962
939,190	5.000%, 4/1/2053	916,843
31,698	5.000%, 11/1/2035	31,790
264,680	5.500%, 9/1/2034	270,551
5,420	6.000%, 10/1/2028	5,476
7,180	6.000%, 1/1/2029	7,248
14,725	6.000%, 5/1/2029	14,871
12,051	6.000%, 5/1/2029	12,171
Annual Shareholder Report
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 3,790	6.000%, 11/1/2028	$ 3,831
59	6.000%, 12/1/2028	59
3,609	6.000%, 12/1/2028	3,642
2,673	6.000%, 12/1/2028	2,699
371	6.000%, 1/1/2029	375
3,602	6.000%, 1/1/2029	3,636
570	6.000%, 1/1/2029	575
130	6.000%, 1/1/2029	131
302	6.000%, 3/1/2029	305
186	6.000%, 3/1/2029	188
179	6.000%, 11/1/2029	181
11,387	6.000%, 11/1/2029	11,494
227,746	6.000%, 11/1/2034	234,812
16,051	6.000%, 5/1/2036	16,616
12,766	6.000%, 6/1/2036	13,216
29,068	6.000%, 7/1/2036	30,170
51,891	6.000%, 9/1/2037	53,867
103,339	6.000%, 2/1/2038	107,229
40,409	6.000%, 4/1/2038	42,099
13,586	6.500%, 5/1/2031	13,980
21,618	6.500%, 4/1/2032	22,412
75,398	6.500%, 9/1/2036	79,304
13,494	7.000%, 8/1/2028	13,901
11,567	7.000%, 10/1/2028	11,915
12,902	7.000%, 6/1/2029	13,291
140	7.000%, 11/1/2031	146
24,398	7.000%, 11/1/2031	25,373
3,000	7.000%, 11/1/2031	3,111
2,918	7.000%, 12/1/2031	3,030
500	7.000%, 1/1/2032	520
677	7.500%, 1/1/2030	706
	TOTAL	56,353,849
	Government National Mortgage Association— 2.5%
762,185	3.000%, 9/20/2050	669,489
79,120	5.000%, 11/20/2038	79,152
29,266	5.000%, 12/20/2038	29,285
57,460	5.000%, 5/20/2039	57,508
206,761	5.000%, 8/20/2039	206,972
90,560	5.000%, 9/20/2039	90,659
Annual Shareholder Report
8

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 987,596		5.000%, 9/20/2053	$ 970,405
98,767		5.500%, 12/20/2038	100,484
79,460		6.000%, 9/20/2038	82,390
3,494		7.500%, 1/15/2026	3,517
2,957		7.500%, 2/15/2026	2,978
74,864		7.500%, 2/15/2028	76,292
409		7.500%, 7/15/2029	421
427		7.500%, 7/15/2029	440
300		7.500%, 9/15/2029	309
1,586		7.500%, 9/15/2029	1,624
2,370		7.500%, 10/15/2029	2,439
543		7.500%, 10/15/2029	555
6,548		7.500%, 10/15/2029	6,737
3,669		7.500%, 10/15/2029	3,786
37,409		7.500%, 6/15/2030	38,762
9,268		7.500%, 6/15/2030	9,375
52,325		8.250%, 10/15/2030	54,874
		TOTAL	2,488,453
	[1]	Uniform Mortgage-Backed Securities, TBA— 2.4%
500,000		4.000%, 4/1/2054	463,008
2,000,000		5.500%, 4/20/2054	1,998,822
		TOTAL	2,461,830
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $91,848,763)	90,841,528
		COLLATERALIZED MORTGAGE OBLIGATIONS— 6.8%
		Government National Mortgage Association— 1.3%
731,890		REMIC, Series 2013-158, Class AB, 3.014%, 8/16/2053	688,747
663,012		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	617,140
		TOTAL	1,305,887
		Non-Agency Mortgage-Backed Securities— 5.5%
1,632,113		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,312,066
1,032,205		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	897,978
2,104,435		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,763,451
894,972		JP Morgan Mortgage Trust 2023-4, Class 1A2, 6.000%, 11/25/2053	892,664
811,078		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	808,987
Annual Shareholder Report
9

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— continued
$ 24,792		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	$ 22
		TOTAL	5,675,168
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,691,813)	6,981,055
		ASSET-BACKED SECURITIES— 3.1%
		Single Family Rental Securities— 1.5%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	906,775
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	677,353
		TOTAL	1,584,128
		Student Loans— 1.6%
628,065		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	566,393
382,009		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	349,448
680,009	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.539% (CME Term SOFR 1 Month +1.214%), 7/15/2053	679,137
		TOTAL	1,594,978
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,398,604)	3,179,106
		INVESTMENT COMPANY— 3.2%
3,278,101		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[3] (IDENTIFIED COST $3,278,101)	3,278,101
		TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $106,217,281)[4]	104,279,790
		OTHER ASSETS AND LIABILITIES - NET—(2.1)%[5]	(2,140,164)
		TOTAL NET ASSETS—100%	$102,139,626
At March 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	3	$332,391	June 2024	$1,259
Short Futures:
United States Treasury Ultra Bond Short Futures	4	$516,000	June 2024	$(5,103)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,844)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report
10

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2023	$9,566,287
Purchases at Cost	$30,889,663
Proceeds from Sales	$(37,177,849)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2024	$3,278,101
Shares Held as of 3/31/2024	3,278,101
Dividend Income	$110,100

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $106,189,441.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
11

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$90,841,528	$—	$90,841,528
Collateralized Mortgage Obligations	—	6,981,055	—	6,981,055
Asset-Backed Securities	—	3,179,106	—	3,179,106
Investment Company	3,278,101	—	—	3,278,101
TOTAL SECURITIES	$3,278,101	$101,001,689	$—	$104,279,790
Other Financial Instruments:[1]
Assets	$1,259	$—	$—	$1,259
Liabilities	(5,103)	—	—	(5,103)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,844)	$—	$—	$(3,844)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.31	$6.84	$7.39	$7.51	$7.27
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.15	0.09	0.11	0.18
Net realized and unrealized gain (loss)	(0.16)	(0.52)	(0.52)	(0.09)	0.24
Total From Investment Operations	0.04	(0.37)	(0.43)	0.02	0.42
Less Distributions:
Distributions from net investment income	(0.20)	(0.16)	(0.12)	(0.14)	(0.18)
Net Asset Value, End of Period	$6.15	$6.31	$6.84	$7.39	$7.51
Total Return[2]	0.74%	(5.43)%	(5.84)%	0.19%	5.86%
Ratios to Average Net Assets:
Net expenses[3]	0.96%	0.96%	0.95%	0.95%	0.97%
Net investment income	3.26%	2.35%	1.27%	1.46%	2.41%
Expense waiver/reimbursement[4]	0.25%	0.15%	0.00%[5]	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$98,120	$119,047	$175,800	$219,671	$206,154
Portfolio turnover[6]	56%	54%[7]	274%	277%[8]	82%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	45%	52%	55%	47%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
8	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.31	$6.85	$7.39	$7.51	$7.27
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.10	0.04	0.06	0.12
Net realized and unrealized gain (loss)	(0.16)	(0.53)	(0.51)	(0.10)	0.25
Total From Investment Operations	(0.01)	(0.43)	(0.47)	(0.04)	0.37
Less Distributions:
Distributions from net investment income	(0.15)	(0.11)	(0.07)	(0.08)	(0.13)
Net Asset Value, End of Period	$6.15	$6.31	$6.85	$7.39	$7.51
Total Return[2]	(0.04)%	(6.28)%	(6.42)%	(0.57)%	5.06%
Ratios to Average Net Assets:
Net expenses[3]	1.71%	1.71%	1.70%	1.71%	1.72%
Net investment income	2.48%	1.63%	0.52%	0.73%	1.66%
Expense waiver/reimbursement[4]	0.24%	0.16%	0.00%[5]	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,671	$5,862	$5,889	$6,033	$9,464
Portfolio turnover[6]	56%	54%[7]	274%	277%[8]	82%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	45%	52%	55%	47%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
8	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,			Period Ended 3/31/2021[1]
	2024	2023	2022
Net Asset Value, Beginning of Period	$6.30	$6.83	$7.38	$7.58
Income From Investment Operations:
Net investment income[2]	0.22	0.17	0.11	0.10
Net realized and unrealized gain (loss)	(0.16)	(0.53)	(0.51)	(0.16)
Total From Investment Operations	0.06	(0.36)	(0.40)	(0.06)
Less Distributions:
Distributions from net investment income	(0.22)	(0.17)	(0.15)	(0.14)
Net Asset Value, End of Period	$6.14	$6.30	$6.83	$7.38
Total Return[3]	1.00%	(5.20)%	(5.56)%	(0.87)%
Ratios to Average Net Assets:
Net expenses[4]	0.71%	0.71%	0.71%	0.70%[5]
Net investment income	3.51%	2.63%	1.54%	1.54%[5]
Expense waiver/reimbursement[6]	0.25%	0.16%	0.00%[7]	0.01%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,348	$1,444	$1,637	$535
Portfolio turnover[8]	56%	54%[9]	274%	277%[10]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[8]	45%	52%	55%	47%

1	Reflects operations for the period from May 28, 2020 (commencement of operations) to March 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
March 31, 2024

Assets:
Investment in securities, at value including $3,278,101 of investments in affiliated holdings* (identified cost $106,217,281, including $3,278,101 of identified cost in affiliated holdings)	$104,279,790
Due from broker (Note 2)	19,656
Income receivable	283,977
Income receivable from affiliated holdings	13,536
Receivable for investments sold	431,900
Receivable for shares sold	37,177
Total Assets	105,066,036
Liabilities:
Payable for investments purchased	2,451,063
Payable for shares redeemed	280,110
Payable for variation margin on futures contracts	2,120
Income distribution payable	36,064
Payable for investment adviser fee (Note 5)	1,962
Payable for administrative fee (Note 5)	870
Payable for distribution services fee (Note 5)	1,693
Payable for other service fees (Notes 2 and 5)	34,747
Accrued expenses (Note 5)	117,781
Total Liabilities	2,926,410
Net assets for 16,612,542 shares outstanding	$102,139,626
Net Assets Consist of:
Paid-in capital	$137,086,285
Total distributable earnings (loss)	(34,946,659)
Total Net Assets	$102,139,626
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($98,120,484 ÷ 15,958,796 shares outstanding), no par value, unlimited shares authorized	$6.15
Offering price per share (100/95.50 of $6.15)	$6.44
Redemption proceeds per share	$6.15
Class C Shares:
Net asset value per share ($2,670,652 ÷ 434,011 shares outstanding), no par value, unlimited shares authorized	$6.15
Offering price per share	$6.15
Redemption proceeds per share (99.00/100 of $6.15)	$6.09
Institutional Shares:
Net asset value per share ($1,348,490 ÷ 219,735 shares outstanding), no par value, unlimited shares authorized	$6.14
Offering price per share	$6.14
Redemption proceeds per share	$6.14

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended March 31, 2024

Investment Income:
Interest	$4,649,508
Dividends received from affiliated holdings*	110,100
TOTAL INCOME	4,759,608
Expenses:
Investment adviser fee (Note 5)	500,007
Administrative fee (Note 5)	90,167
Custodian fees	22,698
Transfer agent fees	215,326
Directors’/Trustees’ fees (Note 5)	1,589
Auditing fees	32,163
Legal fees	11,953
Portfolio accounting fees	122,689
Distribution services fee (Note 5)	29,639
Other service fees (Notes 2 and 5)	277,457
Share registration costs	42,720
Printing and postage	27,016
Miscellaneous (Note 5)	22,382
TOTAL EXPENSES	1,395,806
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(282,464)
Net expenses	1,113,342
Net investment income	3,646,266
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(6,631,296)
Net realized loss on futures contracts	(27,164)
Net change in unrealized depreciation of investments	2,823,571
Net change in unrealized appreciation of futures contracts	(3,844)
Net realized and unrealized gain (loss) on investments and futures contracts	(3,838,733)
Change in net assets resulting from operations	$(192,467)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets

Year Ended March 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,646,266	$3,355,342
Net realized gain (loss)	(6,658,460)	(10,978,224)
Net change in unrealized appreciation/depreciation	2,819,727	(2,489,910)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(192,467)	(10,112,792)
Distributions to Shareholders:
Class A Shares	(3,498,137)	(3,278,815)
Class B Shares[1]	—	(1,214)
Class C Shares	(94,448)	(114,915)
Institutional Shares	(49,221)	(38,435)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,641,806)	(3,433,379)
Share Transactions:
Proceeds from sale of shares	3,420,744	18,890,919
Net asset value of shares issued to shareholders in payment of distributions declared	3,212,416	3,061,685
Cost of shares redeemed	(27,013,079)	(65,580,419)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,379,919)	(43,627,815)
Change in net assets	(24,214,192)	(57,173,986)
Net Assets:
Beginning of period	126,353,818	183,527,804
End of period	$102,139,626	$126,353,818

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
March 31, 2024
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
20

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Shareholder Report
21

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $282,464 is disclosed in various locations in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report
22

For the year ended March 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$267,653
Class C Shares	9,804
TOTAL	$277,457
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and
Annual Shareholder Report
23

Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,923,799 and $478,505, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(3,844)
Annual Shareholder Report
24

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(27,164)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,844)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2024		Year Ended 3/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	399,662	$2,465,714	1,851,280	$11,843,097
Shares issued to shareholders in payment of distributions declared	502,063	3,070,604	454,639	2,908,642
Conversion of Class B Shares to Class A Shares[1]	—	—	6,945	44,458
Shares redeemed	(3,810,131)	(22,884,124)	(9,133,522)	(58,820,583)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,908,406)	$(17,347,806)	(6,820,658)	$(44,024,386)
	Year Ended 3/31/2024		Year Ended 3/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	6,945	$44,458
Shares issued to shareholders in payment of distributions declared	—	—	188	1,214
Conversion of Class B Shares to Class A Shares[1]	—	—	(6,945)	(44,458)
Shares redeemed	—	—	(29,689)	(191,444)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(29,501)	$(190,230)
Annual Shareholder Report
25

	Year Ended 3/31/2024		Year Ended 3/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	63,380	$389,163	1,005,743	$6,591,478
Shares issued to shareholders in payment of distributions declared	15,217	93,148	17,826	113,835
Shares redeemed	(573,198)	(3,466,952)	(955,019)	(6,048,533)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(494,601)	$(2,984,641)	68,550	$656,780
	Year Ended 3/31/2024		Year Ended 3/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	91,121	$565,867	64,639	$411,886
Shares issued to shareholders in payment of distributions declared	7,971	48,664	5,962	37,994
Shares redeemed	(108,636)	(662,003)	(80,926)	(519,859)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,544)	$(47,472)	(10,325)	$(69,979)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,412,551)	$(20,379,919)	(6,791,934)	$(43,627,815)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$3,641,806	$3,433,379
As of March 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$6,361
Net unrealized depreciation	$(1,909,651)
Capital loss carryforwards and deferrals	$(33,043,369)
TOTAL	$(34,946,659)
At March 31, 2024, the cost of investments for federal tax purposes was $106,189,441. The net unrealized depreciation of investments for federal tax purposes was $1,909,651. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $649,475 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,559,126.
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the dollar roll adjustments, dividend payable adjustments and futures contracts.
Annual Shareholder Report
26

As of March 31, 2024, the Fund had a capital loss carryforward of $33,043,369 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$19,072,119	$13,971,250	$33,043,369
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below plus 4.50% of the Fund’s gross income. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2024, the Adviser voluntarily waived $280,925 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2024, the Adviser reimbursed $1,539.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Shareholder Report
27

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2024, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$29,639
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2024, FSC retained $2,028 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2024, FSC retained $1,744 in sales charges from the sale of Class A Shares. FSC also retained $50,877 of CDSC relating to redemptions of Class A Shares and $785 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the year ended March 31, 2024, FSSC received $112,261 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.96%, 1.71% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2025; or (b) the date of the Fund’s next effective
Annual Shareholder Report
28

Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2024, were as follows:
Purchases	$1,889,547
Sales	$6,169,576
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2024, the Fund had no outstanding loans. During the year ended March 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2024, there were no outstanding loans. During the year ended March 31, 2024, the program was not utilized.
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9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
100% of total ordinary income distributions qualified as business interest income for purposes of Section 163(j) of the Code and the regulations thereunder.
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Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES FUND FOR U.S. Government Securities:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Fund for U.S. Government Securities (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 24, 2024
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,060.80	$4.95
Class C Shares	$1,000	$1,056.60	$8.79
Institutional Shares	$1,000	$1,062.20	$3.66
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.20	$4.85
Class C Shares	$1,000	$1,016.45	$8.62
Institutional Shares	$1,000	$1,021.45	$3.59

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.96%
Class C Shares	1.71%
Institutional Shares	0.71%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead
Director, Member of the Audit and Nominating and Corporate
Governance Committees, Haverty Furniture Companies, Inc.; formerly,
Director, Member of Governance and Compensation Committees,
Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Emerita, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate General Secretary for the Diocese of Pittsburgh, a
member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was
appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme
Court of Pennsylvania and currently serves on the Judicial Ethics
Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director, CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.; and Director and Vice Chair, Saint
Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Fund Family; Sole Proprietor,
Navigator Management Company (investment and strategic
consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic
Charities, Pittsburgh.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Jeremy D. Boughton Birth Date: September 29, 1976 TREASURER Officer since: March 2024
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company and Federated MDTA, LLC.
Formerly, Controller, Federated Hermes, Inc. and Financial and
Operations Principal for Federated Securities Corp. Mr. Boughton has
received the Certified Public Accountant designation.
Previous Positions: Senior Vice President and Assistant Treasurer,
Federated Investors Management Company; Treasurer, Federated
Investors Trust Company; Assistant Treasurer, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Securities Corp., Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, Federated
MDTA, LLC and Federated Hermes (UK) LLP, as well as other
subsidiaries of Federated Hermes, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Fund for U.S. Government Securities (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
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other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C886
CUSIP 31420C522
28390 (5/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas M. O'Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $240,391

Fiscal year ended 2023 - $231,453

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $32,802 and $73,033 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $339,300

Fiscal year ended 2023 - $253,514

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Jeremy D. Boughton

Jeremy D. Boughton, Principal Financial Officer

Date May 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 24, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton, Principal Financial Officer

Date May 24, 2024